Quarterly portfolio holdings
John Hancock
Active Fixed Income ETFs
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
CORE BOND ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 57.2%				$10,188,806
(Cost $10,052,573)
U.S. Government 21.1%				3,757,701
U.S. Treasury
Bond	1.625	11-15-50	464,000	242,712
Bond	2.000	02-15-50	132,000	77,163
Bond	4.625	11-15-44	139,000	135,623
Bond	4.625	11-15-45	242,000	235,383
Bond	4.750	02-15-45	166,000	164,457
Bond	4.750	08-15-55	560,000	547,663
Bond	4.875	08-15-45	306,000	307,769
Note	3.375	11-30-27	86,000	85,758
Note	3.500	01-31-28	93,000	92,938
Note	3.500	01-15-29	257,000	256,257
Note	3.500	11-30-30	106,000	104,634
Note	3.625	12-31-30	454,000	450,418
Note	3.875	12-31-32	588,000	582,766
Note	4.000	11-15-35	247,000	241,944
Note	4.250	11-30-26	231,000	232,216
U.S. Government Agency 36.1%				6,431,105
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	11-01-35	62,344	57,831
15 Yr Pass Thru	4.000	06-01-40	51,122	50,457
30 Yr Pass Thru	2.500	10-01-51	32,843	28,309
30 Yr Pass Thru	3.000	02-01-50	55,081	49,752
30 Yr Pass Thru	3.000	09-01-51	80,356	72,154
30 Yr Pass Thru	3.000	05-01-52	76,790	69,096
30 Yr Pass Thru	3.000	06-01-52	54,855	49,324
30 Yr Pass Thru	3.500	01-01-50	77,733	72,789
30 Yr Pass Thru	3.500	07-01-50	85,183	79,764
30 Yr Pass Thru	3.500	01-01-52	75,128	69,950
30 Yr Pass Thru	3.500	03-01-52	16,873	15,721
30 Yr Pass Thru	3.500	03-01-52	86,540	80,413
30 Yr Pass Thru	3.500	11-01-52	35,257	32,982
30 Yr Pass Thru	4.000	05-01-52	93,534	89,963
30 Yr Pass Thru	4.000	06-01-52	62,094	59,607
30 Yr Pass Thru	4.000	06-01-52	32,993	31,733
30 Yr Pass Thru	4.000	07-01-52	62,411	60,107
30 Yr Pass Thru	4.000	07-01-52	64,089	61,442
30 Yr Pass Thru	4.000	11-01-52	66,052	63,448
30 Yr Pass Thru	4.000	12-01-52	62,762	60,444
30 Yr Pass Thru	4.000	12-01-52	42,368	41,095
30 Yr Pass Thru	4.000	01-01-54	64,111	61,383
30 Yr Pass Thru	4.000	01-01-54	13,160	12,617
30 Yr Pass Thru	4.500	07-01-52	56,112	55,972
30 Yr Pass Thru	4.500	09-01-52	45,520	44,843
30 Yr Pass Thru	4.500	02-01-53	42,412	41,988
30 Yr Pass Thru	4.500	02-01-53	61,731	60,748
30 Yr Pass Thru	4.500	03-01-53	61,705	60,954
30 Yr Pass Thru	4.500	02-01-54	59,769	58,986
30 Yr Pass Thru	4.500	02-01-54	12,134	11,975
30 Yr Pass Thru	5.000	08-01-52	61,366	61,738
30 Yr Pass Thru	5.000	03-01-53	49,817	50,321
30 Yr Pass Thru	5.000	04-01-53	65,184	65,904
30 Yr Pass Thru	5.000	04-01-53	68,374	69,066
30 Yr Pass Thru	5.000	08-01-53	65,526	65,903
2	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-54	70,306	$70,798
30 Yr Pass Thru	5.000	12-01-54	14,626	14,764
30 Yr Pass Thru	5.000	12-01-54	6,428	6,485
30 Yr Pass Thru	5.000	12-01-54	43,115	43,525
30 Yr Pass Thru	5.000	01-01-56	90,000	90,855
30 Yr Pass Thru	5.500	11-01-52	55,907	57,471
30 Yr Pass Thru	5.500	01-01-55	28,569	29,392
30 Yr Pass Thru	5.500	02-01-55	16,793	17,252
30 Yr Pass Thru	5.500	04-01-55	24,078	24,729
30 Yr Pass Thru	5.500	05-01-55	20,193	20,764
30 Yr Pass Thru	5.500	09-01-55	19,767	20,184
Federal National Mortgage Association
15 Yr Pass Thru	1.500	12-01-35	57,335	51,947
15 Yr Pass Thru	1.500	11-01-36	58,593	53,091
15 Yr Pass Thru	2.000	07-01-36	63,386	58,738
15 Yr Pass Thru	2.500	08-01-35	60,480	57,277
15 Yr Pass Thru	2.500	03-01-36	61,392	58,062
15 Yr Pass Thru	3.000	07-01-37	52,717	50,678
30 Yr Pass Thru	2.000	06-01-50	84,506	69,401
30 Yr Pass Thru	2.000	07-01-50	84,850	69,684
30 Yr Pass Thru	2.000	03-01-52	74,668	61,531
30 Yr Pass Thru	2.500	01-01-50	91,984	79,114
30 Yr Pass Thru	2.500	09-01-50	92,235	78,321
30 Yr Pass Thru	2.500	01-01-52	92,300	79,184
30 Yr Pass Thru	2.500	01-01-52	63,980	55,168
30 Yr Pass Thru	2.500	04-01-52	63,529	54,878
30 Yr Pass Thru	2.500	04-01-52	81,386	70,151
30 Yr Pass Thru	3.000	01-01-50	80,592	72,215
30 Yr Pass Thru	3.000	03-01-50	80,853	72,423
30 Yr Pass Thru	3.000	11-01-51	78,123	70,076
30 Yr Pass Thru	3.000	12-01-51	15,163	13,572
30 Yr Pass Thru	3.000	03-01-52	55,187	49,433
30 Yr Pass Thru	3.000	03-01-52	56,073	50,455
30 Yr Pass Thru	3.000	05-01-52	32,642	29,239
30 Yr Pass Thru	3.000	05-01-52	81,559	72,597
30 Yr Pass Thru	3.500	06-01-49	54,138	50,560
30 Yr Pass Thru	3.500	07-01-49	54,276	50,858
30 Yr Pass Thru	3.500	08-01-49	54,214	50,545
30 Yr Pass Thru	3.500	04-01-50	55,375	51,853
30 Yr Pass Thru	3.500	07-01-51	77,845	72,577
30 Yr Pass Thru	3.500	01-01-52	78,631	72,745
30 Yr Pass Thru	3.500	04-01-52	77,113	71,653
30 Yr Pass Thru	3.500	06-01-52	81,336	75,298
30 Yr Pass Thru	3.500	09-01-52	17,328	16,059
30 Yr Pass Thru	3.500	12-01-52	29,086	27,109
30 Yr Pass Thru	3.500	08-01-53	18,337	17,125
30 Yr Pass Thru	4.000	05-01-49	62,738	60,245
30 Yr Pass Thru	4.000	05-01-52	63,298	60,723
30 Yr Pass Thru	4.000	05-01-52	42,722	41,438
30 Yr Pass Thru	4.000	06-01-52	63,751	61,277
30 Yr Pass Thru	4.000	06-01-52	66,889	64,165
30 Yr Pass Thru	4.000	06-01-52	7,429	7,155
30 Yr Pass Thru	4.000	06-01-52	42,642	41,281
30 Yr Pass Thru	4.000	09-01-52	9,483	9,079
30 Yr Pass Thru	4.000	01-01-53	63,991	61,948
30 Yr Pass Thru (A)	4.500	TBA	81,000	79,333
30 Yr Pass Thru	4.500	07-01-52	63,325	62,574
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-52	58,984	$58,616
30 Yr Pass Thru	4.500	08-01-52	62,815	61,815
30 Yr Pass Thru	4.500	09-01-52	60,787	60,047
30 Yr Pass Thru	4.500	10-01-52	63,268	62,636
30 Yr Pass Thru	4.500	11-01-52	59,697	59,101
30 Yr Pass Thru	4.500	06-01-53	63,391	62,619
30 Yr Pass Thru	4.500	01-01-54	62,987	62,220
30 Yr Pass Thru	4.500	04-01-54	65,199	64,344
30 Yr Pass Thru	4.500	01-01-56	74,927	73,922
30 Yr Pass Thru (A)	5.000	TBA	80,000	79,984
30 Yr Pass Thru	5.000	08-01-52	64,712	65,489
30 Yr Pass Thru	5.000	09-01-52	11,906	12,000
30 Yr Pass Thru	5.000	09-01-52	14,088	14,239
30 Yr Pass Thru	5.000	09-01-52	60,218	60,530
30 Yr Pass Thru	5.000	07-01-53	55,876	56,469
30 Yr Pass Thru	5.000	09-01-53	63,830	64,476
30 Yr Pass Thru	5.000	11-01-53	19,207	19,263
30 Yr Pass Thru	5.000	11-01-54	11,145	11,275
30 Yr Pass Thru	5.000	11-01-54	75,193	75,907
30 Yr Pass Thru	5.000	11-01-55	89,104	89,894
30 Yr Pass Thru	5.500	09-01-53	72,117	73,977
30 Yr Pass Thru	5.500	09-01-53	71,084	73,029
30 Yr Pass Thru	5.500	10-01-53	19,507	20,035
30 Yr Pass Thru	5.500	08-01-54	31,014	31,839
30 Yr Pass Thru	5.500	10-01-54	57,641	59,218
30 Yr Pass Thru	5.500	11-01-54	27,650	28,458
30 Yr Pass Thru	5.500	11-01-54	6,236	6,406
30 Yr Pass Thru	5.500	02-01-55	31,152	32,004
30 Yr Pass Thru	5.500	06-01-55	24,989	25,542
30 Yr Pass Thru	5.500	06-01-55	16,784	17,164
30 Yr Pass Thru	5.500	06-01-55	59,677	61,421
30 Yr Pass Thru	5.500	06-01-55	76,352	78,392

30 Yr Pass Thru	5.500	09-01-55	10,649	10,941
Corporate bonds 29.7%				$5,292,918
(Cost $5,189,125)
Communication services 1.5%				270,170
Diversified telecommunication services 0.1%
AT&T, Inc.	4.500	05-15-35	6,000	5,748
AT&T, Inc. (A)	4.750	04-30-33	8,000	7,981
Entertainment 0.1%
WMG Acquisition Corp. (B)	3.875	07-15-30	15,000	14,397
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	16,000	15,971
Meta Platforms, Inc.	4.600	11-15-32	11,000	11,028
Meta Platforms, Inc.	5.625	11-15-55	6,000	5,709
Media 0.5%
Charter Communications Operating LLC	6.384	10-23-35	70,000	72,350
News Corp. (B)	3.875	05-15-29	9,000	8,768
News Corp. (B)	5.125	02-15-32	17,000	16,976
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	3.875	04-15-30	40,000	39,315
T-Mobile USA, Inc.	5.200	01-15-33	70,000	71,927
Consumer discretionary 0.4%				80,614
Automobiles 0.4%
General Motors Financial Company, Inc.	5.600	06-18-31	70,000	73,074
4	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.0%
The Home Depot, Inc.	3.250	04-15-32	8,000	$7,540
Consumer staples 0.7%				129,442
Food products 0.5%
Mars, Inc. (B)	4.800	03-01-30	13,000	13,282
Mars, Inc. (B)	5.000	03-01-32	6,000	6,166
Pilgrim’s Pride Corp.	6.250	07-01-33	68,000	72,692
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	20,000	20,416
Kenvue, Inc.	4.900	03-22-33	8,000	8,146
Unilever Capital Corp.	5.900	11-15-32	8,000	8,740
Energy 3.5%				617,783
Oil, gas and consumable fuels 3.5%
BP Capital Markets America, Inc.	4.812	02-13-33	8,000	8,088
Cheniere Energy Partners LP (B)	5.550	10-30-35	7,000	7,160
Cheniere Energy Partners LP	5.950	06-30-33	68,000	72,045
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	10,000	10,051
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	4,000	4,137
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	34,000	36,301
Continental Resources, Inc. (B)	2.875	04-01-32	25,000	21,954
Continental Resources, Inc. (B)	5.750	01-15-31	25,000	25,805
Devon Energy Corp.	5.200	09-15-34	10,000	10,083
DT Midstream, Inc. (B)	4.375	06-15-31	46,000	45,099
DT Midstream, Inc. (B)	5.800	12-15-34	15,000	15,558
Energy Transfer LP	5.600	09-01-34	39,000	40,153
Enterprise Products Operating LLC	5.350	01-31-33	8,000	8,345
EOG Resources, Inc.	5.000	07-15-32	8,000	8,205
Expand Energy Corp.	4.750	02-01-32	25,000	24,771
Occidental Petroleum Corp.	5.375	01-01-32	89,000	91,543
Ovintiv, Inc.	6.250	07-15-33	25,000	26,544
Ovintiv, Inc.	7.200	11-01-31	30,000	33,150
Plains All American Pipeline LP	4.700	01-15-31	5,000	5,028
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,000	40,207
Targa Resources Corp.	6.150	03-01-29	38,000	40,034
Viper Energy Partners LLC	4.900	08-01-30	4,000	4,050
Whistler Pipeline LLC (B)	5.700	09-30-31	38,000	39,472
Financials 11.1%				1,985,913
Banks 6.9%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	25,000	23,317
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	163,000	149,574
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	79,000	80,231
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	4,000	4,082
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	22,000	22,858
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	25,000	22,677
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	28,000	29,646
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	7,000	7,178
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	3,000	3,014
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	70,000	73,315
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	39,000	40,768
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	25,000	26,193
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	17,000	17,249
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	13,000	13,013
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	6,000	6,179
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	38,000	39,732
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	25,000	25,660
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	35,000	$35,954
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	107,000	111,481
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	17,000	17,418
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	6,000	6,007
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	6,000	6,501
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	7,000	7,180
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	39,000	39,546
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	13,000	13,135
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	6,000	6,034
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	50,000	51,369
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	13,000	13,161
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	22,000	22,318
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	7,000	7,267
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	14,000	14,460
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	25,000	26,481
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	69,000	74,356
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	7,000	7,201
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	69,000	71,413
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	5,000	5,035
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	25,000	23,311
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	70,000	72,079
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	6,000	6,199
Capital markets 2.5%
Ares Strategic Income Fund (B)	5.150	01-15-31	16,000	15,572
Ares Strategic Income Fund (B)	5.450	09-09-28	39,000	39,309
Ares Strategic Income Fund (B)	5.800	09-09-30	14,000	14,045
Ares Strategic Income Fund	6.200	03-21-32	7,000	7,109
Ares Strategic Income Fund	6.350	08-15-29	24,000	24,702
Blackstone Private Credit Fund	5.050	09-10-30	13,000	12,727
Blackstone Private Credit Fund	5.250	04-01-30	25,000	24,685
Cantor Fitzgerald LP (B)	7.200	12-12-28	16,000	17,033
HPS Corporate Lending Fund (B)	5.150	04-02-29	4,000	3,984
HPS Corporate Lending Fund	5.950	04-14-32	4,000	4,025
Intercontinental Exchange, Inc.	4.600	03-15-33	8,000	8,042
Lazard Group LLC	6.000	03-15-31	38,000	40,297
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	89,000	78,260
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	70,000	71,868
S&P Global, Inc.	2.900	03-01-32	8,000	7,362
Sixth Street Lending Partners	6.125	07-15-30	4,000	4,094
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (C)	4.000	12-01-30	43,000	40,340
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	42,000	38,252
Consumer finance 0.3%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	14,000	14,090
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	7,000	7,188
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	38,000	39,188
Financial services 0.9%
Apollo Debt Solutions BDC	6.900	04-13-29	38,000	39,652
Enact Holdings, Inc.	6.250	05-28-29	38,000	39,824
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	2,000	2,379
NMI Holdings, Inc.	6.000	08-15-29	38,000	39,210
PayPal Holdings, Inc.	4.400	06-01-32	8,000	7,981
Radian Group, Inc.	6.200	05-15-29	25,000	26,252
Insurance 0.5%
American National Global Funding (B)	4.875	01-23-31	25,000	24,899
Athene Holding, Ltd.	3.500	01-15-31	41,000	38,861
6	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	4,000	$3,998
CNO Financial Group, Inc.	6.450	06-15-34	17,000	17,968
CNO Global Funding (B)	4.700	12-11-30	6,000	5,996
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	4,000	4,129
Health care 2.0%				353,876
Biotechnology 1.0%
AbbVie, Inc.	5.050	03-15-34	43,000	44,079
Amgen, Inc.	5.250	03-02-33	107,000	110,728
Amgen, Inc.	5.650	03-02-53	25,000	24,608
Health care equipment and supplies 0.4%
Solventum Corp.	5.450	03-13-31	68,000	70,945
Health care providers and services 0.5%
CVS Health Corp.	5.000	09-15-32	7,000	7,116
HCA, Inc.	4.300	11-15-30	4,000	3,977
HCA, Inc.	4.600	11-15-32	7,000	6,935
HCA, Inc.	5.450	04-01-31	38,000	39,507
UnitedHealth Group, Inc.	5.950	06-15-55	7,000	7,150
Universal Health Services, Inc.	2.650	10-15-30	25,000	22,795
Life sciences tools and services 0.0%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	8,000	8,016
Pharmaceuticals 0.1%
Merck & Company, Inc.	4.450	12-04-32	8,000	8,020
Industrials 2.9%				515,469
Aerospace and defense 0.8%
Huntington Ingalls Industries, Inc.	4.200	05-01-30	40,000	39,688
Lockheed Martin Corp.	5.250	01-15-33	9,000	9,471
The Boeing Company	6.528	05-01-34	89,000	98,456
Commercial services and supplies 0.1%
Waste Management, Inc.	4.150	04-15-32	8,000	7,926
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	8,000	7,364
Industrial conglomerates 0.1%
Honeywell International, Inc.	5.000	02-15-33	8,000	8,237
Passenger airlines 1.9%
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	185,209	168,206
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	13,000	12,838
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	5,000	5,038
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	15,830	14,156
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	4,710	4,497
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	68,297	71,401
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	66,621	68,191
Information technology 2.7%				473,764
Communications equipment 0.5%
Motorola Solutions, Inc.	2.750	05-24-31	93,000	85,420
Electronic equipment, instruments and components 0.4%
Amphenol Corp.	4.400	02-15-33	8,000	7,908
Jabil, Inc.	4.750	02-01-33	7,000	6,895
TD SYNNEX Corp.	2.650	08-09-31	43,000	38,764
TD SYNNEX Corp.	5.300	10-10-35	14,000	13,876
Semiconductors and semiconductor equipment 1.2%
Broadcom, Inc.	3.419	04-15-33	49,000	45,278
Broadcom, Inc.	4.800	02-15-36	13,000	12,832
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	4.900	07-15-32	20,000	$20,409
KLA Corp.	4.650	07-15-32	8,000	8,120
Micron Technology, Inc.	2.703	04-15-32	93,000	83,637
Qorvo, Inc. (B)	3.375	04-01-31	43,000	39,779
Software 0.1%
Oracle Corp.	4.700	09-27-34	10,000	9,282
Oracle Corp.	4.800	09-26-32	8,000	7,745
Oracle Corp.	5.250	02-03-32	7,000	6,991
Technology hardware, storage and peripherals 0.5%
Dell International LLC	4.500	02-15-31	18,000	17,953
Dell International LLC	4.750	10-06-32	15,000	14,963
Dell International LLC (D)	5.100	02-15-36	9,000	8,843
Dell International LLC	5.300	04-01-32	22,000	22,606
Dell International LLC	5.400	04-15-34	22,000	22,463
Materials 0.2%				38,150
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	37,000	38,150
Real estate 1.3%				228,658
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	10,000	10,022
Industrial REITs 0.0%
Prologis Targeted US Logistics Fund LP (B)	4.250	01-15-31	5,000	4,962
Real estate management and development 0.2%
CoStar Group, Inc. (B)	2.800	07-15-30	42,000	38,665
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	15,000	15,194
Retail REITs 0.1%
Regency Centers LP	5.000	07-15-32	17,000	17,372
Specialized REITs 0.8%
American Tower Corp.	4.700	12-15-32	11,000	11,010
American Tower Corp.	5.550	07-15-33	57,000	59,545
American Tower Corp.	5.650	03-15-33	7,000	7,363
VICI Properties LP	5.125	11-15-31	25,000	25,285
VICI Properties LP	5.125	05-15-32	39,000	39,240
Utilities 3.4%				599,079
Electric utilities 2.0%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	7,000	7,001
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	3,000	2,979
Constellation Energy Generation LLC	4.400	01-15-31	7,000	6,983
Constellation Energy Generation LLC	6.500	10-01-53	30,000	32,471
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	14,000	14,014
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	7,000	6,995
Exelon Corp.	5.125	03-15-31	6,000	6,202
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	2,000	2,076
Georgia Power Company	4.950	05-17-33	8,000	8,167
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	5,000	5,164
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	39,000	41,000
NRG Energy, Inc. (B)	5.407	10-15-35	56,000	55,741
NRG Energy, Inc. (B)	7.000	03-15-33	30,000	33,015
Pacific Gas & Electric Company	4.950	07-01-50	41,000	34,768
Pacific Gas & Electric Company	5.800	05-15-34	38,000	39,419
The Southern Company	5.200	06-15-33	39,000	40,000
8	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	17,000	$17,730
Independent power and renewable electricity producers 0.5%
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	4,000	4,080
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	7,000	7,332
Vistra Operations Company LLC (B)	4.700	01-31-31	6,000	5,992
Vistra Operations Company LLC (B)	6.000	04-15-34	70,000	73,384
Multi-utilities 0.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	8,000	8,061
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	11,000	11,119
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	14,000	14,048
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	30,000	31,243
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	30,000	32,441
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	11,000	11,063
Sempra	5.500	08-01-33	38,000	39,554

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	7,000	7,037
Collateralized mortgage obligations 6.2%				$1,101,097
(Cost $1,079,054)
Commercial and residential 5.4%				966,075
Avenue of Americas
Series 2025-1301, Class A (B)(E)	5.059	08-11-42	11,000	11,173
BAHA Trust
Series 2024-MAR, Class A (B)(E)	6.171	12-10-41	100,000	103,757
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	10,000	10,481
Series 2025-5YR18, Class A3	5.145	12-15-58	10,000	10,282
BBCMS Mortgage Trust
Series 2025-5C38, Class A3	5.146	11-15-58	10,000	10,303
Series 2026-5C40, Class A3 (A)	5.248	02-15-31	10,000	10,346
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	50,000	46,806
Series 2024-V12, Class A3	5.738	12-15-57	14,000	14,667
Series 2026-V20, Class A3 (A)	5.184	02-15-59	10,000	10,300
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	26,000	24,764
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (B)	2.994	02-25-67	62,639	60,313
GCAT Trust
Series 2020-NQM2, Class A1 (B)	2.555	04-25-65	24,569	23,756
GGP Trust
Series 2026-TY, Class A (B)(E)	4.670	03-05-43	10,000	10,000
OBX Trust
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	51,049	42,461
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	99,601	95,414
Series 2025-SFR2, Class A (B)	3.305	04-17-42	99,595	94,874
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	100,000	102,871
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	29,197	27,899
Series 2020-4, Class A1 (B)	1.750	10-25-60	36,566	33,509
Verus Securitization Trust
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	66,152	58,592
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	166,697	142,748
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	10,000	10,467
Series 2025-5C6, Class A3	5.186	10-15-58	10,000	10,292
U.S. Government Agency 0.8%				135,022
Government National Mortgage Association
Series 2021-11, Class IO	1.022	12-16-62	159,702	11,572
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-144, Class IO	0.530	10-16-64	556,275	$26,973
Series 2024-179, Class XI IO	0.831	12-16-66	273,106	19,179
Series 2025-126, Class IO	0.768	05-16-67	196,674	13,744
Series 2025-128, Class IO	0.926	09-16-67	112,574	9,009
Series 2025-3, Class IO	0.855	04-16-67	259,991	17,741
Series 2025-35, Class IO	0.763	09-16-66	313,906	18,235

Series 2025-73, Class IO	0.676	08-16-67	306,986	18,569
Asset-backed securities 7.1%				$1,266,960
(Cost $1,252,111)
Asset-backed securities 7.1%				1,266,960
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	50,000	50,642
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	23,625	23,057
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	4,000	4,002
CARS-DB8 LP
Series 2024-2A, Class A1 (B)	4.900	05-15-54	93,917	93,862
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	7,000	7,026
CLI Funding IX LLC
Series 2024-1A, Class A (B)	5.630	07-20-49	86,100	86,446
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1 (B)	5.316	05-25-50	25,000	25,178
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	25,000	25,307
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,000	24,515
DataBank Issuer
Series 2023-1A, Class A2 (B)	5.116	02-25-53	100,000	99,835
Series 2026-1A, Class A2 (B)	5.811	02-25-56	25,000	25,018
DB Master Finance LLC
Series 2021-1A, Class A2II (B)	2.493	11-20-51	48,000	45,417
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	23,169	22,508
Series 2024-1A, Class A2 (B)	6.372	10-20-54	49,250	50,773
ExteNet Issuer LLC
Series 2024-1A, Class A2 (B)	5.335	07-25-54	25,000	25,171
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	8,000	8,017
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	4,000	4,001
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	25,000	25,725
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (B)	4.140	12-17-29	16,000	16,060
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	25,000	25,091
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	25,000	24,560
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	21,000	21,076
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	49,625	50,642
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	25,000	25,016
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	10,000	10,036
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	25,000	25,082
SMB Private Education Loan Trust
Series 2024-A, Class A1A (B)	5.240	03-15-56	76,966	78,534
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	23,646	23,426
10	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2II (B)	6.268	07-30-54	24,688	$25,186
Series 2024-3A, Class A23 (B)	5.914	07-30-54	24,688	24,292
Series 2024-3A, Class A2I (B)	5.246	07-30-54	24,688	24,558
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.036	03-25-55	25,000	24,591
Taco Bell Funding LLC
Series 2025-1A, Class A2II (B)	5.049	08-25-55	50,000	49,887
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A4	4.430	04-15-30	6,000	6,073
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	25,000	25,583
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	9,000	9,017
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A3	3.920	03-20-30	6,000	6,013
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A, Class A1 (B)	4.080	09-18-40	100,000	100,278
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	25,000	25,459

	Yield (%)	Shares	Value
Short-term investments 1.8%			$313,969
(Cost $313,957)
Short-term funds 1.8%			313,969
John Hancock Collateral Trust (F)	3.5792(G)	31,385	313,969

Total investments (Cost $17,886,820) 102.0%	$18,163,750
Other assets and liabilities, net (2.0%)	(357,194)
Total net assets 100.0%	$17,806,556

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.9%)				$(159,317)
(Proceeds received $159,538)
Federal National Mortgage Association (0.9%)				(159,317)
Federal National Mortgage Association (A)	4.500	TBA	(81,000)	(79,333)
Federal National Mortgage Association (A)	5.000	TBA	(80,000)	(79,984)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,647,653 or 14.9% of the fund’s net assets as of 1-31-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $8,014.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,177.
(G)	The rate shown is the annualized seven-day yield as of 1-31-26.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Long	Mar 2026	$112,158	$111,828	$(330)
						$(330)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
CORE PLUS BOND ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.7%				$35,533,423
(Cost $35,109,140)
U.S. Government 16.5%				12,012,740
U.S. Treasury
Bond	1.625	11-15-50	1,818,000	950,970
Bond	2.000	02-15-50	562,000	328,529
Bond	4.750	02-15-45	1,454,000	1,440,482
Bond	4.750	08-15-55	2,602,000	2,544,676
Bond	4.875	08-15-45	1,392,000	1,400,048
Note	3.500	11-30-30	1,674,000	1,652,421
Note	3.625	12-31-30	987,000	979,212
Note	3.875	12-31-32	1,200,000	1,189,313
Note	4.000	11-15-35	1,559,000	1,527,089
U.S. Government Agency 32.2%				23,520,683
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	08-01-35	171,029	158,649
15 Yr Pass Thru	3.000	09-01-30	50,613	50,027
15 Yr Pass Thru	3.500	10-01-37	164,295	160,062
30 Yr Pass Thru	2.000	06-01-50	74,634	61,293
30 Yr Pass Thru	2.000	05-01-51	47,576	39,191
30 Yr Pass Thru	2.000	02-01-52	29,944	24,611
30 Yr Pass Thru	2.500	11-01-50	127,826	109,862
30 Yr Pass Thru	2.500	10-01-51	84,963	73,235
30 Yr Pass Thru	2.500	01-01-52	164,027	141,334
30 Yr Pass Thru	2.500	02-01-52	220,090	189,159
30 Yr Pass Thru	3.000	04-01-50	182,187	163,193
30 Yr Pass Thru	3.000	09-01-51	223,056	200,289
30 Yr Pass Thru	3.000	02-01-52	152,301	136,518
30 Yr Pass Thru	3.000	03-01-52	148,012	132,766
30 Yr Pass Thru	3.000	03-01-52	114,805	103,374
30 Yr Pass Thru	3.000	05-01-52	253,998	228,549
30 Yr Pass Thru	3.500	01-01-50	235,708	220,715
30 Yr Pass Thru	3.500	04-01-50	240,181	224,153
30 Yr Pass Thru	3.500	01-01-52	232,471	216,449
30 Yr Pass Thru	3.500	01-01-52	85,759	80,143
30 Yr Pass Thru	3.500	02-01-52	264,525	248,113
30 Yr Pass Thru	3.500	03-01-52	123,276	115,088
30 Yr Pass Thru	3.500	03-01-52	63,090	58,782
30 Yr Pass Thru	3.500	04-01-52	186,319	174,294
30 Yr Pass Thru	3.500	11-01-52	171,879	160,785
30 Yr Pass Thru	4.000	05-01-52	142,626	137,684
30 Yr Pass Thru	4.000	06-01-52	188,554	181,002
30 Yr Pass Thru	4.000	06-01-52	211,608	202,860
30 Yr Pass Thru	4.000	06-01-52	122,765	118,078
30 Yr Pass Thru	4.000	07-01-52	210,829	203,043
30 Yr Pass Thru	4.000	07-01-52	217,587	208,600
30 Yr Pass Thru	4.000	07-01-52	146,224	140,527
12	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-52	293,429	$280,668
30 Yr Pass Thru	4.000	10-01-52	105,932	101,821
30 Yr Pass Thru	4.000	10-01-52	368,501	354,432
30 Yr Pass Thru	4.000	12-01-52	212,692	204,837
30 Yr Pass Thru	4.000	02-01-53	144,965	140,110
30 Yr Pass Thru	4.000	04-01-53	212,828	204,569
30 Yr Pass Thru	4.000	01-01-54	217,979	208,703
30 Yr Pass Thru	4.000	01-01-54	162,622	155,905
30 Yr Pass Thru	4.500	07-01-52	211,420	208,887
30 Yr Pass Thru	4.500	08-01-52	59,067	58,311
30 Yr Pass Thru	4.500	09-01-52	212,427	209,268
30 Yr Pass Thru	4.500	02-01-53	213,755	211,622
30 Yr Pass Thru	4.500	02-01-53	155,530	153,054
30 Yr Pass Thru	4.500	02-01-54	204,212	201,536
30 Yr Pass Thru	4.500	02-01-54	59,735	58,952
30 Yr Pass Thru	5.000	03-01-53	74,303	75,055
30 Yr Pass Thru	5.000	04-01-53	141,362	142,925
30 Yr Pass Thru	5.000	04-01-53	148,143	149,642
30 Yr Pass Thru	5.000	06-01-53	222,348	223,417
30 Yr Pass Thru	5.000	08-01-53	212,180	213,399
30 Yr Pass Thru	5.000	10-01-53	214,764	218,079
30 Yr Pass Thru	5.000	03-01-54	111,140	112,369
30 Yr Pass Thru	5.000	03-01-54	102,888	103,757
30 Yr Pass Thru	5.000	10-01-54	223,570	224,505
30 Yr Pass Thru	5.000	11-01-54	225,721	227,300
30 Yr Pass Thru	5.000	12-01-54	69,472	70,131
30 Yr Pass Thru	5.000	12-01-54	195,394	197,249
30 Yr Pass Thru	5.000	01-01-55	64,644	65,359
30 Yr Pass Thru	5.500	07-01-54	52,726	53,921
30 Yr Pass Thru	5.500	01-01-55	171,415	176,349
30 Yr Pass Thru	5.500	02-01-55	71,303	73,386
30 Yr Pass Thru	5.500	02-01-55	83,964	86,261
30 Yr Pass Thru	5.500	04-01-55	120,389	123,644
30 Yr Pass Thru	5.500	05-01-55	90,387	92,944
30 Yr Pass Thru	5.500	09-01-55	123,543	126,150
Federal National Mortgage Association
15 Yr Pass Thru	2.000	07-01-36	122,811	113,806
15 Yr Pass Thru	2.500	08-01-35	117,636	111,406
15 Yr Pass Thru	2.500	03-01-36	82,394	77,925
30 Yr Pass Thru	2.000	06-01-50	232,780	191,172
30 Yr Pass Thru	2.000	07-01-50	153,987	126,463
30 Yr Pass Thru	2.000	07-01-51	232,014	190,253
30 Yr Pass Thru	2.000	03-01-52	157,717	129,969
30 Yr Pass Thru	2.500	01-01-50	234,142	201,382
30 Yr Pass Thru	2.500	09-01-50	233,398	198,190
30 Yr Pass Thru	2.500	05-01-51	120,155	103,231
30 Yr Pass Thru	2.500	01-01-52	235,628	202,145
30 Yr Pass Thru	2.500	04-01-52	352,976	304,252
30 Yr Pass Thru	3.000	01-01-50	268,889	240,940
30 Yr Pass Thru	3.000	03-01-50	268,672	240,661
30 Yr Pass Thru	3.000	08-01-50	241,245	216,094
30 Yr Pass Thru	3.000	06-01-51	152,488	137,067
30 Yr Pass Thru	3.000	06-01-51	142,067	127,123
30 Yr Pass Thru	3.000	11-01-51	218,206	195,730
30 Yr Pass Thru	3.000	12-01-51	155,417	139,117
30 Yr Pass Thru	3.000	02-01-52	92,373	82,742
30 Yr Pass Thru	3.000	03-01-52	270,768	241,862
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	05-01-52	157,770	$141,321
30 Yr Pass Thru	3.000	05-01-52	271,063	241,278
30 Yr Pass Thru	3.500	10-01-49	94,541	88,528
30 Yr Pass Thru	3.500	01-01-50	121,382	113,130
30 Yr Pass Thru	3.500	05-01-50	122,460	114,096
30 Yr Pass Thru	3.500	07-01-51	239,331	223,136
30 Yr Pass Thru	3.500	07-01-51	193,031	180,753
30 Yr Pass Thru	3.500	01-01-52	243,100	224,902
30 Yr Pass Thru	3.500	04-01-52	242,808	226,302
30 Yr Pass Thru	3.500	04-01-52	234,304	217,716
30 Yr Pass Thru	3.500	06-01-52	249,644	231,113
30 Yr Pass Thru	3.500	07-01-52	125,827	116,486
30 Yr Pass Thru	3.500	09-01-52	63,537	58,882
30 Yr Pass Thru	3.500	12-01-52	108,837	101,438
30 Yr Pass Thru	3.500	08-01-53	68,764	64,219
30 Yr Pass Thru	4.000	05-01-49	189,782	182,240
30 Yr Pass Thru	4.000	05-01-52	213,722	205,028
30 Yr Pass Thru	4.000	05-01-52	323,853	312,400
30 Yr Pass Thru	4.000	06-01-52	89,151	85,859
30 Yr Pass Thru	4.000	06-01-52	211,007	204,270
30 Yr Pass Thru	4.000	09-01-52	102,411	98,053
30 Yr Pass Thru (A)	4.500	TBA	355,000	347,692
30 Yr Pass Thru	4.500	06-01-52	127,752	126,168
30 Yr Pass Thru	4.500	07-01-52	158,694	156,812
30 Yr Pass Thru	4.500	07-01-52	220,688	217,175
30 Yr Pass Thru	4.500	08-01-52	58,237	57,874
30 Yr Pass Thru	4.500	08-01-52	212,661	209,276
30 Yr Pass Thru	4.500	09-01-52	206,529	204,015
30 Yr Pass Thru	4.500	10-01-52	158,922	157,336
30 Yr Pass Thru	4.500	11-01-52	132,239	130,919
30 Yr Pass Thru	4.500	06-01-53	160,590	158,636
30 Yr Pass Thru	4.500	07-01-53	130,220	128,635
30 Yr Pass Thru	4.500	07-01-53	132,102	130,414
30 Yr Pass Thru	4.500	09-01-53	90,673	89,573
30 Yr Pass Thru	4.500	01-01-54	213,120	210,527
30 Yr Pass Thru	4.500	04-01-54	220,603	217,712
30 Yr Pass Thru	4.500	04-01-55	281,191	278,736
30 Yr Pass Thru	5.000	08-01-52	140,210	141,892
30 Yr Pass Thru	5.000	09-01-52	58,040	58,500
30 Yr Pass Thru	5.000	03-01-53	222,088	224,752
30 Yr Pass Thru	5.000	06-01-53	109,059	109,471
30 Yr Pass Thru	5.000	09-01-53	137,607	139,000
30 Yr Pass Thru	5.000	11-01-53	92,541	92,813
30 Yr Pass Thru	5.000	12-01-54	109,066	109,829
30 Yr Pass Thru	5.000	01-01-55	350,500	353,828
30 Yr Pass Thru	5.000	01-01-56	314,174	316,492
30 Yr Pass Thru	5.500	09-01-53	206,627	211,955
30 Yr Pass Thru	5.500	09-01-53	204,565	210,160
30 Yr Pass Thru	5.500	10-01-53	59,302	60,905
30 Yr Pass Thru	5.500	05-01-54	185,402	189,372
30 Yr Pass Thru	5.500	10-01-54	49,386	50,750
30 Yr Pass Thru	5.500	11-01-54	50,936	52,138
30 Yr Pass Thru	5.500	11-01-54	218,434	224,818
30 Yr Pass Thru	5.500	11-01-54	53,142	54,391
30 Yr Pass Thru	5.500	11-01-54	30,288	31,116
30 Yr Pass Thru	5.500	01-01-55	50,947	52,547
30 Yr Pass Thru	5.500	01-01-55	269,134	275,486
14	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	06-01-55	74,968	$76,628
30 Yr Pass Thru	5.500	06-01-55	77,996	79,763
30 Yr Pass Thru	5.500	06-01-55	88,552	91,140
30 Yr Pass Thru	5.500	09-01-55	65,829	67,637

30 Yr Pass Thru	5.500	12-01-55	244,165	250,175
Corporate bonds 39.5%				$28,815,190
(Cost $28,454,824)
Communication services 2.3%				1,702,614
Diversified telecommunication services 0.6%
AT&T, Inc.	2.750	06-01-31	163,000	149,898
AT&T, Inc.	4.500	05-15-35	36,000	34,485
AT&T, Inc.	4.750	04-30-33	32,000	31,925
Cipher Compute LLC (B)	7.125	11-15-30	18,000	18,547
Level 3 Financing, Inc. (B)	6.875	06-30-33	61,000	62,860
Verizon Communications, Inc.	2.550	03-21-31	165,000	150,754
Entertainment 0.2%
Roblox Corp. (B)	3.875	05-01-30	72,000	68,888
WarnerMedia Holdings, Inc.	4.279	03-15-32	29,000	25,520
WarnerMedia Holdings, Inc.	5.050	03-15-42	59,000	41,448
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	76,000	75,863
Meta Platforms, Inc.	4.600	11-15-32	41,000	41,103
Meta Platforms, Inc.	5.625	11-15-55	24,000	22,836
Media 0.9%
Cable One, Inc. (B)	4.000	11-15-30	68,000	49,494
CCO Holdings LLC (B)	4.250	02-01-31	156,000	142,825
CCO Holdings LLC	4.500	05-01-32	25,000	22,435
CCO Holdings LLC (B)(C)	7.375	03-01-31	127,000	130,634
CCO Holdings LLC (B)	7.375	02-01-36	43,000	43,052
Charter Communications Operating LLC	6.384	10-23-35	151,000	156,070
Gray Media, Inc. (B)	10.500	07-15-29	38,000	40,816
News Corp. (B)	3.875	05-15-29	34,000	33,125
News Corp. (B)	5.125	02-15-32	22,000	21,968
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.875	04-15-30	212,000	208,367
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	123,000	129,701
Consumer discretionary 3.7%				2,660,617
Automobiles 1.6%
Ford Motor Company	6.100	08-19-32	371,000	386,130
Ford Motor Credit Company LLC	4.000	11-13-30	220,000	209,274
Ford Motor Credit Company LLC	6.125	03-08-34	224,000	229,115
General Motors Financial Company, Inc.	3.600	06-21-30	153,000	147,639
General Motors Financial Company, Inc.	5.950	04-04-34	199,000	208,845
Broadline retail 0.1%
Macy’s Retail Holdings LLC (B)	6.125	03-15-32	24,000	24,258
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	39,000	41,183
Hotels, restaurants and leisure 1.0%
Carnival Corp. (B)	5.125	05-01-29	41,000	41,481
Carnival Corp. (B)	5.750	08-01-32	111,000	114,000
Carnival Corp. (B)	5.875	06-15-31	47,000	48,583
Hilton Domestic Operating Company, Inc. (B)	5.500	03-31-34	32,000	32,154
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	124,000	126,750
Marriott Ownership Resorts, Inc. (B)	6.500	10-01-33	37,000	35,205
MGM Resorts International	4.750	10-15-28	108,000	107,798
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
NCL Corp., Ltd. (B)	5.875	01-15-31	24,000	$24,066
NCL Corp., Ltd. (B)(C)	6.250	09-15-33	23,000	23,127
NCL Corp., Ltd. (B)	6.750	02-01-32	34,000	34,843
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	30,000	30,535
Rivers Enterprise Lender LLC (B)	6.250	10-15-30	30,000	30,455
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	27,000	27,056
Travel + Leisure Company (B)	6.125	09-01-33	43,000	43,457
Viking Cruises, Ltd. (B)	5.875	10-15-33	44,000	44,607
Household durables 0.3%
KB Home	4.000	06-15-31	146,000	137,829
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	8,000	8,211
TopBuild Corp. (B)	5.625	01-31-34	38,000	38,342
Specialty retail 0.6%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	137,000	134,915
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	69,000	66,652
Lithia Motors, Inc. (B)	4.375	01-15-31	140,000	134,759
Lithia Motors, Inc. (B)	5.500	10-01-30	30,000	30,133
The Home Depot, Inc.	3.250	04-15-32	33,000	31,104
Wayfair LLC (B)	6.750	11-15-32	29,000	29,974
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (B)	8.375	10-01-31	40,000	38,137
Consumer staples 0.6%				429,312
Consumer staples distribution and retail 0.2%
Albertsons Companies, Inc. (B)	5.750	03-31-34	110,000	108,182
Food products 0.3%
JBS USA Lux SA	3.625	01-15-32	53,000	49,766
JBS USA Lux SA	5.950	04-20-35	11,000	11,559
Mars, Inc. (B)	5.000	03-01-32	29,000	29,801
Pilgrim’s Pride Corp.	6.250	07-01-33	150,000	160,349
Personal care products 0.1%
Kenvue, Inc.	4.900	03-22-33	33,000	33,600
Unilever Capital Corp.	5.900	11-15-32	33,000	36,055
Energy 6.0%				4,396,764
Oil, gas and consumable fuels 6.0%
Antero Midstream Partners LP (B)	5.750	10-15-33	37,000	37,404
Antero Midstream Partners LP (B)	5.750	07-01-34	268,000	270,703
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	261,000	262,770
Ascent Resources Utica Holdings LLC (B)	6.625	07-15-33	16,000	16,568
Blue Racer Midstream LLC (B)	7.250	07-15-32	122,000	129,346
BP Capital Markets America, Inc.	4.812	02-13-33	34,000	34,373
Cheniere Energy Partners LP (B)	5.550	10-30-35	25,000	25,570
Cheniere Energy Partners LP	5.950	06-30-33	124,000	131,377
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	38,000	38,195
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	126,000	130,313
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	110,000	117,445
Comstock Resources, Inc. (B)	5.875	01-15-30	59,000	57,566
Diamondback Energy, Inc.	5.150	01-30-30	125,000	128,537
DT Midstream, Inc. (B)	4.375	06-15-31	165,000	161,769
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	229,000	262,051
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	115,000	115,531
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	29,000	29,001
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	50,000	50,356
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	258,000	266,484
16	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	107,000	$106,581
Enterprise Products Operating LLC	5.350	01-31-33	33,000	34,424
EOG Resources, Inc.	5.000	07-15-32	33,000	33,845
Genesis Energy LP	7.875	05-15-32	21,000	21,914
Genesis Energy LP	8.000	05-15-33	24,000	25,048
Global Partners LP (B)	7.125	07-01-33	7,000	7,170
Global Partners LP (B)	8.250	01-15-32	21,000	22,135
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	21,000	21,554
Long Ridge Energy LLC (B)	8.750	02-15-32	29,000	30,808
Occidental Petroleum Corp.	5.375	01-01-32	103,000	105,943
Occidental Petroleum Corp.	6.450	09-15-36	100,000	106,669
Plains All American Pipeline LP	4.700	01-15-31	19,000	19,105
Sunoco LP (B)	4.500	10-01-29	136,000	133,091
Sunoco LP	4.500	04-30-30	49,000	47,845
Sunoco LP (B)	5.625	03-15-31	19,000	19,116
Sunoco LP (B)	5.875	03-15-34	34,000	34,091
Sunoco LP (B)	6.250	07-01-33	20,000	20,516
Sunoco LP (B)	7.250	05-01-32	123,000	130,088
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (B)(D)	7.875	09-18-30	58,000	59,742
Targa Resources Corp.	6.150	03-01-29	124,000	130,636
Var Energi ASA (B)	5.875	05-22-30	200,000	208,020
Var Energi ASA (B)	8.000	11-15-32	224,000	256,537
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	260,000	261,611
Viper Energy Partners LLC	4.900	08-01-30	37,000	37,465
Western Midstream Operating LP	4.050	02-01-30	129,000	126,571
Whistler Pipeline LLC (B)	5.700	09-30-31	126,000	130,880
Financials 13.6%				9,908,414
Banks 8.4%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	200,000	241,376
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	193,000	177,103
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	298,000	296,622
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	303,000	307,723
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	15,000	15,309
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	78,000	81,043
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	76,000	78,683
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	281,000	297,518
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	70,000	71,279
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	36,000	36,916
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	12,000	12,057
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	261,000	273,361
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	126,000	131,710
Credit Agricole SA (B)	3.250	01-14-30	274,000	261,384
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	128,000	129,722
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	46,000	46,675
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	50,000	50,050
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (D)	7.000	12-15-30	35,000	35,786
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	29,000	29,864
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	263,000	270,631
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (D)	6.250	10-15-30	24,000	23,996
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	325,000	324,144
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	112,000	114,972
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	146,000	149,982
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	269,000	280,265
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	53,000	54,302
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	25,000	25,029
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	19,000	$20,587
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	25,000	25,644
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	296,000	300,148
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	48,000	48,500
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	24,000	24,136
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	131,000	134,586
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	106,000	107,530
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	34,000	35,298
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	60,000	61,970
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	147,000	155,706
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	404,000	435,361
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	35,000	36,004
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	286,000	303,093
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	19,000	19,132
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	229,000	213,527
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	264,000	271,842
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	30,000	30,995
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	112,000	123,232
Capital markets 3.2%
Ares Strategic Income Fund (B)	5.150	01-15-31	55,000	53,529
Ares Strategic Income Fund (B)	5.800	09-09-30	51,000	51,165
Ares Strategic Income Fund	6.200	03-21-32	133,000	135,067
Ares Strategic Income Fund	6.350	08-15-29	133,000	136,890
Blackstone Private Credit Fund	5.050	09-10-30	45,000	44,056
Blackstone Private Credit Fund	5.950	07-16-29	121,000	123,035
HPS Corporate Lending Fund (B)	5.150	04-02-29	20,000	19,922
HPS Corporate Lending Fund	5.950	04-14-32	110,000	110,697
Intercontinental Exchange, Inc.	4.600	03-15-33	33,000	33,175
Lazard Group LLC	4.375	03-11-29	131,000	131,340
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	363,000	319,197
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	289,000	296,713
MSCI, Inc. (B)	3.625	11-01-31	143,000	134,272
S&P Global, Inc.	2.900	03-01-32	33,000	30,368
Sixth Street Lending Partners	6.125	07-15-30	16,000	16,374
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	284,000	291,848
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (D)	4.000	12-01-30	172,000	161,360
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	199,000	181,242
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	48,000	43,377
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	53,000	53,340
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	25,000	25,671
Ally Financial, Inc.	8.000	11-01-31	135,000	153,076
OneMain Finance Corp.	6.125	05-15-30	51,000	51,989
PHH Escrow Issuer LLC (B)	9.875	11-01-29	51,000	52,187
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	84,000	87,602
Block, Inc. (B)	5.625	08-15-30	16,000	16,285
Block, Inc. (B)	6.000	08-15-33	20,000	20,430
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	49,000	48,626
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	20,000	20,401
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	8,000	9,515
NMI Holdings, Inc.	6.000	08-15-29	37,000	38,178
PayPal Holdings, Inc.	4.400	06-01-32	33,000	32,921
Radian Group, Inc.	6.200	05-15-29	42,000	44,103
Rocket Companies, Inc. (B)	6.375	08-01-33	45,000	46,686
18	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	43,000	$44,670
TrueNoord Capital DAC (B)	8.750	03-01-30	21,000	22,149
Insurance 0.7%
Asurion LLC (B)	8.375	02-01-34	18,000	18,197
Athene Global Funding (B)	5.322	11-13-31	266,000	270,639
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	45,000	44,979
CNO Global Funding (B)	4.700	12-11-30	24,000	23,982
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	126,000	130,237
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	42,000	43,358
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (B)	7.250	04-01-29	124,000	130,773
Health care 2.0%				1,421,592
Biotechnology 0.7%
AbbVie, Inc.	5.050	03-15-34	40,000	41,004
Amgen, Inc.	5.250	03-02-33	448,000	463,611
Health care equipment and supplies 0.0%
Medtronic Global Holdings SCA	4.500	03-30-33	33,000	32,953
Health care providers and services 0.8%
CVS Health Corp.	5.000	09-15-32	68,000	69,125
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	150,000	133,718
HCA, Inc.	4.300	11-15-30	17,000	16,902
HCA, Inc.	4.600	11-15-32	26,000	25,757
HCA, Inc.	5.450	04-01-31	140,000	145,552
Tenet Healthcare Corp. (B)	5.500	11-15-32	58,000	58,597
Universal Health Services, Inc.	2.650	10-15-30	162,000	147,712
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	33,000	33,067
Pharmaceuticals 0.4%
Merck & Company, Inc.	4.450	12-04-32	33,000	33,082
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	33,000	33,332
Royalty Pharma PLC	5.150	09-02-29	129,000	132,864
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	8,000	8,416
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	60,000	45,900
Industrials 3.4%				2,485,010
Aerospace and defense 0.4%
Lockheed Martin Corp.	5.250	01-15-33	40,000	42,095
The Boeing Company	6.528	05-01-34	221,000	244,480
Building products 0.2%
Builders FirstSource, Inc. (B)	4.250	02-01-32	140,000	133,439
Commercial services and supplies 0.1%
Garda World Security Corp. (B)	6.500	01-15-31	29,000	29,727
GFL Environmental Holdings US, Inc. (B)	5.500	02-01-34	21,000	21,048
Waste Management, Inc.	4.150	04-15-32	33,000	32,695
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	124,000	134,457
Quanta Services, Inc.	2.900	10-01-30	150,000	140,609
Electrical equipment 0.2%
Regal Rexnord Corp.	6.300	02-15-30	124,000	131,473
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	33,000	30,375
Industrial conglomerates 0.0%
Honeywell International, Inc.	5.000	02-15-33	33,000	33,979
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.2%
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	129,000	$134,006
Passenger airlines 1.6%
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	249,758	231,431
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	259,130	235,341
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	48,000	47,403
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	17,000	17,128
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	69,078	61,770
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	21,530	20,556
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	259,529	271,323
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	249,105	254,973
United Airlines Holdings, Inc.	5.375	03-01-31	31,000	31,308
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	222,000	205,394
Information technology 2.8%				2,064,297
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	4.400	02-15-33	33,000	32,621
Jabil, Inc.	4.750	02-01-33	30,000	29,551
TD SYNNEX Corp.	5.300	10-10-35	51,000	50,549
IT services 0.1%
CoreWeave, Inc. (B)	9.000	02-01-31	35,000	34,029
CoreWeave, Inc. (B)(C)	9.250	06-01-30	26,000	25,594
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	3.419	04-15-33	170,000	157,085
Broadcom, Inc.	4.800	02-15-36	53,000	52,316
Broadcom, Inc.	4.900	07-15-32	171,000	174,494
Foundry JV Holdco LLC (B)	6.250	01-25-35	204,000	216,943
KLA Corp.	4.650	07-15-32	33,000	33,496
Marvell Technology, Inc.	5.950	09-15-33	24,000	25,528
Micron Technology, Inc.	5.300	01-15-31	90,000	93,476
Micron Technology, Inc.	5.800	01-15-35	88,000	93,259
Qorvo, Inc. (B)	3.375	04-01-31	149,000	137,840
Software 0.5%
Cloud Software Group, Inc. (B)(C)	6.625	08-15-33	16,000	15,337
Cloud Software Group, Inc. (B)	8.250	06-30-32	14,000	14,239
Oracle Corp.	4.700	09-27-34	37,000	34,343
Oracle Corp.	4.800	09-26-32	32,000	30,980
Oracle Corp.	5.250	02-03-32	34,000	33,958
Oracle Corp.	5.550	02-06-53	283,000	235,300
WULF Compute LLC (B)	7.750	10-15-30	16,000	16,688
Technology hardware, storage and peripherals 0.7%
CDW LLC	5.100	03-01-30	131,000	133,622
Dell International LLC	4.500	02-15-31	81,000	80,788
Dell International LLC	4.750	10-06-32	69,000	68,829
Dell International LLC (C)	5.100	02-15-36	33,000	32,425
Dell International LLC	5.300	04-01-32	103,000	105,837
Dell International LLC	5.400	04-15-34	103,000	105,170
Materials 0.6%				459,622
Construction materials 0.2%
JH North America Holdings, Inc. (B)	5.875	01-31-31	10,000	10,170
JH North America Holdings, Inc. (B)	6.125	07-31-32	37,000	37,700
Quikrete Holdings, Inc. (B)	6.375	03-01-32	28,000	29,039
Standard Building Solutions, Inc. (B)	5.875	03-15-34	43,000	42,958
Standard Building Solutions, Inc. (B)	6.250	08-01-33	33,000	33,731
20	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.4%
Freeport-McMoRan, Inc.	5.400	11-14-34	136,000	$140,226
Novelis Corp. (B)	4.750	01-30-30	136,000	131,829
Rio Tinto Finance USA PLC	5.000	03-14-32	33,000	33,969
Real estate 0.9%				665,217
Hotel and resort REITs 0.0%
XHR LP (B)	6.625	05-15-30	26,000	26,852
Industrial REITs 0.1%
Prologis Targeted US Logistics Fund LP (B)	4.250	01-15-31	29,000	28,777
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	26,000	26,297
Real estate management and development 0.2%
CoStar Group, Inc. (B)	2.800	07-15-30	151,000	139,010
Specialized REITs 0.6%
American Tower Corp.	4.700	12-15-32	44,000	44,039
American Tower Corp.	5.550	07-15-33	35,000	36,563
American Tower Corp.	5.650	03-15-33	35,000	36,814
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	138,000	131,981
Millrose Properties, Inc. (B)	6.375	08-01-30	48,000	48,993
VICI Properties LP	5.125	05-15-32	145,000	145,891
Utilities 3.6%				2,621,731
Electric utilities 2.4%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	30,000	30,006
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	13,000	12,910
Constellation Energy Generation LLC	4.400	01-15-31	31,000	30,926
Constellation Energy Generation LLC	6.500	10-01-53	133,000	143,956
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	200,000	236,726
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	55,000	55,053
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	28,000	27,980
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	9,000	9,343
Georgia Power Company	4.950	05-17-33	33,000	33,688
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	26,000	26,853
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	10,000	10,513
NRG Energy, Inc. (B)	3.625	02-15-31	146,000	136,393
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	117,000	128,845
Pacific Gas & Electric Company	4.950	07-01-50	145,000	122,960
Pacific Gas & Electric Company	5.800	05-15-34	138,000	143,154
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	39,000	40,053
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	249,000	256,980
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	261,000	272,208
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	20,000	20,399
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	34,000	35,610
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	30,000	30,553
Vistra Operations Company LLC (B)	4.300	07-15-29	99,000	98,502
Vistra Operations Company LLC (B)	4.700	01-31-31	25,000	24,965
Vistra Operations Company LLC (B)	6.950	10-15-33	94,000	104,233
XPLR Infrastructure Operating Partners LP (B)	4.500	09-15-27	134,000	132,782
Multi-utilities 0.6%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	32,000	32,245
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	43,000	43,464
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	53,000	53,183
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	121,000	126,014
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	121,000	130,845
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	21

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	43,000	$43,245

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	27,000	27,144
Collateralized mortgage obligations 5.3%				$3,845,380
(Cost $3,821,039)
Commercial and residential 4.5%				3,271,248
A&D Mortgage Trust
Series 2025-NQM4, Class A1 (B)	5.225	10-25-70	122,148	122,961
Series 2026-NQM1, Class A1 (B)(E)	4.912	02-25-71	100,000	99,852
Angel Oak Mortgage Trust
Series 2025-10, Class A1 (B)(E)	4.960	09-25-70	239,380	240,196
Series 2025-11, Class A1 (B)(E)	4.975	10-25-70	125,344	125,762
Series 2026-1, Class A1 (B)(E)	4.747	02-25-71	64,000	64,043
Avenue of Americas
Series 2025-1301, Class A (B)(E)	5.059	08-11-42	109,000	110,718
BAHA Trust
Series 2024-MAR, Class A (B)(E)	6.171	12-10-41	100,000	103,757
BANK5
Series 2024-5YR8, Class A3	5.884	08-15-57	38,000	39,826
Series 2025-5YR18, Class A3	5.145	12-15-58	40,000	41,128
Series 2025-5YR19, Class A3	5.270	12-15-58	30,000	31,025
BBCMS Mortgage Trust
Series 2025-5C38, Class A3	5.146	11-15-58	31,000	31,939
Series 2026-5C40, Class A3 (A)	5.248	02-15-31	34,000	35,177
Benchmark Mortgage Trust
Series 2020-B16, Class A5	2.732	02-15-53	150,000	140,417
Series 2024-V12, Class A3	5.738	12-15-57	51,000	53,428
Series 2026-V20, Class A3 (A)	5.184	02-15-59	25,000	25,749
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	97,000	92,388
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(E)	5.820	10-12-40	100,000	102,922
COLT Mortgage Loan Trust
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (B)	2.994	02-25-67	125,278	120,626
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (B)(E)	4.699	02-25-61	100,000	99,998
Ellington Financial Mortgage Trust
Series 2026-NQM1, Class A1 (B)(E)	4.771	02-25-71	100,000	100,000
GCAT Trust
Series 2020-NQM2, Class A1 (B)	2.555	04-25-65	61,422	59,391
GGP Trust
Series 2026-TY, Class A (B)	1.000	03-05-43	41,000	41,000
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(E)	5.467	01-13-40	100,000	103,649
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1 (B)(E)	5.530	05-25-65	103,856	105,437
Series 2026-NQM1, Class A1 (B)(E)	4.824	11-25-65	100,000	100,083
NRZT
Series 2025-NQM6, Class A1 (B)(E)	5.085	10-25-65	104,527	105,165
OBX Trust
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	107,911	90,347
Series 2026-NQM2, Class A1 (B)(E)	4.818	12-01-65	100,000	100,092
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	99,601	95,414
Series 2025-SFR4, Class A (B)	4.300	08-17-42	100,000	98,957
Series 2026-SFR1, Class A (B)	3.850	02-17-43	100,000	96,180
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	100,000	102,871
Towd Point Mortgage Trust
Series 2020-1, Class A1 (B)(E)	2.710	01-25-60	62,659	60,590
Series 2020-4, Class A1 (B)	1.750	10-25-60	36,566	33,509
Verus Securitization Trust
22	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-11, Class A1 (B)(E)	4.914	11-25-70	123,687	$124,105
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	30,000	31,402
Series 2025-5C6, Class A3	5.186	10-15-58	37,000	38,081
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(E)	5.528	07-15-40	100,000	103,063
U.S. Government Agency 0.8%				574,132
Government National Mortgage Association
Series 2021-11, Class IO	1.022	12-16-62	594,951	43,111
Series 2022-144, Class IO	0.530	10-16-64	1,955,997	94,844
Series 2024-179, Class XI IO	0.831	12-16-66	1,362,560	95,687
Series 2025-126, Class IO	0.768	05-16-67	735,045	51,366
Series 2025-128, Class IO	0.926	09-16-67	426,386	34,124
Series 2025-3, Class IO	0.855	04-16-67	1,023,349	69,830
Series 2025-35, Class IO	0.763	09-16-66	1,567,624	91,065

Series 2025-73, Class IO	0.676	08-16-67	1,555,793	94,105
Asset-backed securities 5.3%				$3,856,235
(Cost $3,810,882)
Asset-backed securities 5.3%				3,856,235
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	100,000	101,284
AMSR Trust
Series 2025-SFR1, Class A (B)	3.655	06-17-42	100,000	96,214
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	94,500	92,228
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	109,250	102,246
Capital One Prime Auto Receivables Trust
Series 2025-1, Class A3	3.850	07-15-30	16,000	16,007
CARS-DB8 LP
Series 2024-2A, Class A1 (B)	4.900	05-15-54	187,833	187,724
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	28,000	28,103
CLI Funding IX LLC
Series 2024-1A, Class A (B)	5.630	07-20-49	180,810	181,536
CLI Funding VIII LLC
Series 2022-1A, Class A (B)	2.720	01-18-47	120,864	112,395
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	33,000	33,174
Series 2025-1A, Class A1 (B)	5.316	05-25-50	30,000	30,214
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	25,000	25,307
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 (B)	4.500	05-20-49	50,000	49,030
DataBank Issuer
Series 2023-1A, Class A2 (B)	5.116	02-25-53	150,000	149,753
Series 2026-1A, Class A2 (B)	5.811	02-25-56	42,000	42,030
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	63,653	63,257
Series 2021-1A, Class A2II (B)	2.493	11-20-51	144,000	136,250
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2I (B)	4.930	07-25-55	25,000	25,085
Series 2025-1A, Class A2II (B)	5.217	07-25-55	26,000	26,106
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	197,000	203,093
Series 2025-1A, Class A2 (B)	5.296	10-20-55	28,928	28,845
ExteNet Issuer LLC
Series 2024-1A, Class A2 (B)	5.335	07-25-54	100,000	100,682
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	25,000	25,018
Ford Credit Auto Owner Trust
Series 2025-C, Class A3	3.900	06-15-30	30,000	30,065
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	100,000	$99,973
GM Financial Consumer Automobile Receivables Trust
Series 2025-4, Class A3	3.840	02-18-31	15,000	15,002
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	100,000	102,899
Honda Auto Receivables Owner Trust
Series 2025-4, Class A3	3.980	06-17-30	45,000	45,163
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	100,000	98,241
Hyundai Auto Receivables Trust
Series 2025-D, Class A3	3.990	09-16-30	32,000	32,117
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	99,250	101,283
Series 2025-1A, Class A2 (B)	5.610	08-16-55	49,875	50,800
Series 2026-1A, Class A2I (B)	4.952	02-15-56	56,000	56,000
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	25,000	25,016
LAD Auto Receivables Trust
Series 2025-3A, Class A3 (B)	4.030	01-15-31	20,000	20,035
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	37,000	37,549
Series 2025-4A, Class A2 (B)	5.163	12-20-55	25,000	25,201
Neighborly Issuer
Series 2022-1A, Class A2 (B)	3.695	01-30-52	144,000	136,386
Nissan Auto Receivables Owner Trust
Series 2025-B, Class A3	3.990	04-15-30	37,000	37,133
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	25,000	24,979
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	40,000	40,131
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	30,000	30,053
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	36,913	31,948
SMB Private Education Loan Trust
Series 2023-C, Class A1A (B)	5.670	11-15-52	96,955	99,461
Series 2024-A, Class A1A (B)	5.240	03-15-56	76,966	78,534
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	94,583	93,703
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	102,700	104,053
Series 2024-1A, Class A2II (B)	6.268	07-30-54	69,125	70,520
Series 2024-3A, Class A2I (B)	5.246	07-30-54	24,688	24,558
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	39,000	39,305
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	25,000	24,969
Series 2025-1A, Class A2 (B)	5.036	03-25-55	52,000	51,149
Series 2025-2A, Class A21 (B)	5.121	10-25-55	25,000	24,924
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	35,000	34,823
Series 2025-1A, Class A2II (B)	5.049	08-25-55	34,000	33,923
Tricon Residential Trust
Series 2024-SFR3, Class A (B)	4.500	08-17-41	99,416	98,846
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	25,000	25,583
Series 2025-2A, Class A2 (B)	5.177	01-20-56	25,000	25,062
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	35,000	35,067
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A3	3.920	03-20-30	23,000	23,052
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	47,709	44,634
24	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	28,000	$28,514

	Yield (%)	Shares	Value
Short-term investments 1.3%			$932,319
(Cost $932,264)
Short-term funds 1.3%			932,319
John Hancock Collateral Trust (F)	3.5792(G)	93,197	932,319

Total investments (Cost $72,128,149) 100.1%	$72,982,547
Other assets and liabilities, net (0.1%)	(77,724)
Total net assets 100.0%	$72,904,823

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (1.0%)				$(696,624)
(Proceeds received $697,587)
Federal National Mortgage Association (1.0%)				(696,624)
Federal National Mortgage Association (A)	4.500	TBA	(355,000)	(347,692)
Federal National Mortgage Association (A)	5.000	TBA	(349,000)	(348,932)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,066,556 or 20.7% of the fund’s net assets as of 1-31-26.
(C)	All or a portion of this security is on loan as of 1-31-26. The value of securities on loan amounted to $489,906.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $500,247.
(G)	The rate shown is the annualized seven-day yield as of 1-31-26.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	5	Long	Mar 2026	$560,790	$559,141	$(1,649)
						$(1,649)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
CORPORATE BOND ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$103,434,311
(Cost $103,211,079)
Communication services 7.9%				8,300,728
Diversified telecommunication services 1.2%
AT&T, Inc.	4.300	12-15-42	221,000	186,860
Comcast Corp.	4.150	10-15-28	624,000	627,340
Verizon Communications, Inc.	1.500	09-18-30	113,000	99,822
Verizon Communications, Inc.	3.400	03-22-41	389,000	303,125
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	25

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 1.8%
Netflix, Inc.	4.900	08-15-34	550,000	$559,263
WMG Acquisition Corp. (A)	3.875	07-15-30	1,392,000	1,336,040
Interactive media and services 2.0%
Alphabet, Inc.	5.450	11-15-55	347,000	338,429
Meta Platforms, Inc.	4.450	08-15-52	1,701,000	1,365,357
Meta Platforms, Inc.	4.875	11-15-35	430,000	425,332
Media 2.1%
Charter Communications Operating LLC	2.800	04-01-31	710,000	640,027
Charter Communications Operating LLC	4.200	03-15-28	162,000	161,424
News Corp. (A)	5.125	02-15-32	1,079,000	1,077,445
Paramount Global	4.200	06-01-29	362,000	352,278
Wireless telecommunication services 0.8%
T-Mobile USA, Inc.	4.500	04-15-50	368,000	302,361
T-Mobile USA, Inc.	5.750	01-15-54	539,000	525,625
Consumer discretionary 2.1%				2,186,774
Automobiles 0.3%
Ford Motor Credit Company LLC	6.050	03-05-31	259,000	267,724
General Motors Company	5.400	10-15-29	30,000	31,093
Broadline retail 1.8%
Amazon.com, Inc.	4.950	12-05-44	1,974,000	1,887,957
Consumer staples 1.2%				1,212,286
Beverages 0.8%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	50,000	46,157
Keurig Dr. Pepper, Inc.	5.200	03-15-31	707,000	725,646
Consumer staples distribution and retail 0.4%
Walmart, Inc.	4.050	06-29-48	528,000	440,483
Energy 4.6%				4,858,536
Oil, gas and consumable fuels 4.6%
Cheniere Energy Partners LP	3.250	01-31-32	837,000	772,459
DT Midstream, Inc. (A)	4.300	04-15-32	792,000	766,001
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	1,154,000	1,168,068
Energy Transfer LP	5.950	05-15-54	970,000	924,815
ONEOK, Inc.	4.750	10-15-31	182,000	182,816
ONEOK, Inc.	6.050	09-01-33	177,000	187,727
Var Energi ASA (A)	8.000	11-15-32	748,000	856,650
Financials 45.5%				47,625,368
Banks 26.1%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	2,296,000	2,141,477
Bank of America Corp. (2.651% to 3-11-31, then Overnight SOFR + 1.220%)	2.651	03-11-32	258,000	236,854
Bank of America Corp. (5.468% to 1-23-34, then Overnight SOFR + 1.650%)	5.468	01-23-35	449,000	465,559
Barclays PLC (2.894% to 11-24-31, then 1 Year CMT + 1.300%)	2.894	11-24-32	563,000	511,566
Barclays PLC (4.942% to 9-10-29, then Overnight SOFR + 1.560%)	4.942	09-10-30	103,000	104,915
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	543,000	565,436
Barclays PLC (6.692% to 9-13-33, then Overnight SOFR + 2.620%)	6.692	09-13-34	153,000	169,017
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	370,000	350,383
BNP Paribas SA (5.738% to 2-20-34, then Overnight SOFR + 1.880%) (A)	5.738	02-20-35	1,196,000	1,252,879
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	695,000	742,316
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	1,114,000	1,163,603
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	297,000	269,408
Citigroup, Inc. (3.785% to 3-17-32, then Overnight SOFR + 1.939%)	3.785	03-17-33	133,000	126,548
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,157,000	1,211,796
26	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Comerica Bank (5.332% to 8-25-32, then Overnight SOFR + 2.610%)	5.332	08-25-33	1,299,000	$1,311,896
Credit Agricole SA (A)	3.250	01-14-30	1,024,000	976,851
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,108,000	1,053,043
JPMorgan Chase & Co. (2.963% to 1-25-32, then Overnight SOFR + 1.260%)	2.963	01-25-33	366,000	335,654
JPMorgan Chase & Co. (3.109% to 4-22-50, then Overnight SOFR + 2.440%)	3.109	04-22-51	598,000	405,742
JPMorgan Chase & Co. (4.032% to 7-24-27, then 3 month CME Term SOFR + 1.460%)	4.032	07-24-48	347,000	283,052
JPMorgan Chase & Co. (4.946% to 10-22-34, then Overnight SOFR + 1.340%)	4.946	10-22-35	253,000	254,066
JPMorgan Chase & Co. (5.336% to 1-23-34, then Overnight SOFR + 1.620%)	5.336	01-23-35	999,000	1,028,996
Lloyds Banking Group PLC (4.976% to 8-11-32, then 1 Year CMT + 2.300%)	4.976	08-11-33	6,000	6,105
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	905,000	912,019
M&T Bank Corp. (6.082% to 3-13-31, then Overnight SOFR + 2.260%)	6.082	03-13-32	693,000	736,088
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	537,000	551,702
Santander UK Group Holdings PLC (5.136% to 9-22-35, then SOFR Compounded Index + 1.578%)	5.136	09-22-36	312,000	309,453
Synovus Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	302,000	304,390
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	422,000	451,831
The PNC Financial Services Group, Inc. (2.307% to 4-23-31, then Overnight SOFR + 0.979%)	2.307	04-23-32	540,000	487,266
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	516,000	534,147
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	525,000	550,042
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	1,465,000	1,469,265
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)	5.100	03-01-30	294,000	295,910
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	171,000	181,128
U.S. Bancorp (5.424% to 2-12-35, then Overnight SOFR + 1.411%)	5.424	02-12-36	611,000	632,407
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	976,000	1,042,489
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	241,000	242,670
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	854,000	813,691
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	742,000	745,581
Wells Fargo & Company (5.605% to 4-23-35, then Overnight SOFR + 1.740%)	5.605	04-23-36	1,350,000	1,407,298
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	9,000	9,022
Zions Bancorp NA (6.816% to 11-19-34, then Overnight SOFR + 2.830%)	6.816	11-19-35	600,000	636,233
Capital markets 11.9%
Ares Strategic Income Fund	5.600	02-15-30	1,226,000	1,225,996
Blackstone Private Credit Fund	5.600	11-22-29	265,000	266,552
Blackstone Private Credit Fund	6.250	01-25-31	833,000	848,280
Cantor Fitzgerald LP (A)	7.200	12-12-28	425,000	452,441
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	965,000	898,298
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	860,000	763,168
Morgan Stanley (5.192% to 4-17-30, then Overnight SOFR + 1.510%)	5.192	04-17-31	352,000	362,335
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	1,130,000	1,158,714
MSCI, Inc. (A)	3.875	02-15-31	1,254,000	1,203,470
State Street Corp.	4.834	04-24-30	16,000	16,438
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	595,000	611,054
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	1,066,000	1,102,244
The Bank of New York Mellon Corp. (6.474% to 10-25-33, then Overnight SOFR + 1.845%)	6.474	10-25-34	163,000	181,404
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	1,652,000	1,549,808
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	151,000	151,236
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	412,000	372,316
The Goldman Sachs Group, Inc. (5.330% to 7-23-34, then Overnight SOFR + 1.550%)	5.330	07-23-35	611,000	624,334
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	597,000	698,239
Consumer finance 1.2%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	801,000	826,045
Capital One Financial Corp. (2.359% to 7-29-31, then Overnight SOFR + 1.337%)	2.359	07-29-32	493,000	430,869
Financial services 3.4%
Apollo Debt Solutions BDC	6.700	07-29-31	791,000	824,916
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	430,000	453,920
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,015,000	1,042,444
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	27

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc.	3.850	03-26-50	632,000	$491,931
National Rural Utilities Cooperative Finance Corp. (7.125% to 9-15-28, then 5 Year CMT + 3.533%)	7.125	09-15-53	260,000	272,631
NMI Holdings, Inc.	6.000	08-15-29	421,000	434,405
Insurance 2.9%
Athene Global Funding (A)	1.730	10-02-26	20,000	19,703
Athene Holding, Ltd.	5.875	01-15-34	609,000	632,292
Brown & Brown, Inc.	4.200	03-17-32	432,000	417,534
F&G Annuities & Life, Inc.	6.250	10-04-34	103,000	103,847
Global Atlantic Fin Company (A)	3.125	06-15-31	503,000	453,896
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	828,000	772,776
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	828,000	682,038
Health care 7.8%				8,215,368
Biotechnology 2.9%
AbbVie, Inc.	4.250	11-21-49	667,000	549,371
AbbVie, Inc.	4.875	11-14-48	733,000	664,889
Amgen, Inc.	5.250	03-02-33	499,000	516,388
Amgen, Inc.	5.650	03-02-53	1,328,000	1,307,173
Health care providers and services 1.4%
HCA, Inc.	3.500	09-01-30	1,242,000	1,194,118
HCA, Inc.	5.500	06-01-33	288,000	298,947
UnitedHealth Group, Inc.	5.375	04-15-54	45,000	42,201
Pharmaceuticals 3.5%
Astrazeneca Finance LLC	5.000	02-26-34	198,000	203,923
Bristol-Myers Squibb Company	3.700	03-15-52	931,000	680,451
Eli Lilly & Company	5.000	02-09-54	1,754,000	1,621,290
Merck & Company, Inc.	4.500	05-17-33	194,000	195,033
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	673,000	638,298
Viatris, Inc.	4.000	06-22-50	452,000	303,286
Industrials 9.9%				10,361,547
Aerospace and defense 2.0%
DAE Funding LLC (A)	4.950	01-15-33	203,000	200,342
RTX Corp.	5.400	05-01-35	357,000	373,957
RTX Corp.	6.100	03-15-34	273,000	297,915
The Boeing Company	5.150	05-01-30	622,000	639,265
The Boeing Company	5.805	05-01-50	502,000	495,804
The Boeing Company	6.858	05-01-54	45,000	50,742
Construction and engineering 0.8%
MasTec, Inc.	5.900	06-15-29	783,000	819,129
Electrical equipment 0.5%
Regal Rexnord Corp.	6.400	04-15-33	535,000	571,715
Machinery 0.2%
Weir Group, Inc. (A)	5.350	05-06-30	241,000	247,395
Passenger airlines 3.4%
Delta Air Lines, Inc. (A)	4.750	10-20-28	853,417	859,869
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	488,841	500,974
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	77,403	80,921
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,281,247	1,326,914
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	723,176	740,214
Professional services 0.3%
Automatic Data Processing, Inc.	4.750	05-08-32	271,000	277,295
Trading companies and distributors 2.7%
AerCap Ireland Capital DAC	3.300	01-30-32	350,000	323,820
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	427,000	439,099
28	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Air Lease Corp.	5.200	07-15-31	588,000	$599,121
AIR Lease Corp. Sukuk, Ltd. (A)	5.850	04-01-28	480,000	490,729
Ashtead Capital, Inc. (A)	5.500	08-11-32	990,000	1,026,327
Information technology 9.6%				10,092,816
Semiconductors and semiconductor equipment 2.0%
Intel Corp.	5.600	02-21-54	688,000	644,996
Micron Technology, Inc.	5.875	02-09-33	574,000	610,990
Qorvo, Inc. (A)	3.375	04-01-31	907,000	839,064
Software 4.3%
Microsoft Corp.	2.525	06-01-50	3,179,000	1,926,654
Microsoft Corp.	3.700	08-08-46	271,000	215,319
Oracle Corp.	4.000	11-15-47	744,000	509,720
Oracle Corp.	4.450	09-26-30	493,000	481,219
Oracle Corp.	4.700	09-27-34	603,000	559,690
Oracle Corp.	5.375	09-27-54	1,027,000	825,149
Technology hardware, storage and peripherals 3.3%
Apple, Inc.	2.375	02-08-41	37,000	26,490
Apple, Inc.	2.650	05-11-50	384,000	239,058
Apple, Inc.	2.700	08-05-51	2,219,000	1,374,025
CDW LLC	5.550	08-22-34	786,000	798,484
Dell International LLC	4.850	02-01-35	512,000	501,063
Dell International LLC	8.100	07-15-36	289,000	346,855
Dell International LLC	8.350	07-15-46	154,000	194,040
Materials 0.8%				896,426
Chemicals 0.8%
Air Products & Chemicals, Inc.	2.800	05-15-50	1,396,000	896,426
Real estate 2.5%				2,586,277
Industrial REITs 0.5%
Trust 2401 (A)	4.869	01-15-30	509,000	499,861
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	1,173,000	1,079,859
Specialized REITs 1.0%
EPR Properties	4.750	11-15-30	181,000	179,504
VICI Properties LP	5.125	05-15-32	822,000	827,053
Utilities 6.8%				7,098,185
Electric utilities 5.1%
Constellation Energy Generation LLC	5.750	03-15-54	814,000	802,983
Duke Energy Corp.	5.800	06-15-54	613,000	605,715
Exelon Corp.	7.600	04-01-32	485,000	557,995
NRG Energy, Inc. (A)	4.450	06-15-29	1,258,000	1,252,306
Pacific Gas & Electric Company	5.900	10-01-54	541,000	520,172
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,537,000	1,603,005
Independent power and renewable electricity producers 0.9%
Vistra Operations Company LLC (A)	4.300	07-15-29	905,000	900,447
Multi-utilities 0.8%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	649,000	701,804
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	150,000	153,758

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	29

	Yield (%)	Shares	Value
Short-term investments 0.2%			$198,833
(Cost $198,813)
Short-term funds 0.2%			198,833
John Hancock Collateral Trust (C)	3.5792(D)	19,876	198,833

Total investments (Cost $103,409,892) 98.9%	$103,633,144
Other assets and liabilities, net 1.1%	1,103,882
Total net assets 100.0%	$104,737,026

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $19,882,074 or 19.0% of the fund’s net assets as of 1-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	86.4%
France	4.3%
United Kingdom	2.4%
Canada	2.1%
Other countries	4.8%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 96.9%				$40,256,688
(Cost $38,982,413)
Alabama 8.9%				3,705,031
Baldwin County Industrial Development Authority Novelis Corp. Project, Series B, AMT (A)	4.625	06-01-55	100,000	100,748
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	250,000	259,986
Black Belt Energy Gas District Gas Project, Series B	5.000	12-01-31	265,000	285,809
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	475,000	510,332
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	250,000	269,824
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	100,000	107,477
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	250,000	268,715
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	200,000	211,000
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	252,343
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	100,000	105,832
Southeast Energy Authority, a Cooperative District Series D	5.000	09-01-35	250,000	275,528
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	500,000	542,853
Southeast Energy Authority, a Cooperative District Series F	5.250	11-01-55	200,000	219,643
30	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Alabama (continued)
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	$294,941
Alaska 0.5%				207,842
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	250,000	207,842
Arizona 2.6%				1,096,885
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	204,002
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	285,000	288,547
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	362,996
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	241,340
California 4.4%				1,824,131
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	200,000	213,975
California Community Choice Financing Authority Clean Energy Project, Series C	5.250	01-01-54	200,000	212,796
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	300,000	328,950
California Health Facilities Financing Authority CommonSpirit Health, Series A	4.000	04-01-37	175,000	178,504
California Municipal Finance Authority LINXS APM Project, Series A, AMT (B)	3.250	12-31-32	300,000	295,195
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	174,740
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	152,762
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-43	100,000	112,616
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	154,593
Colorado 3.6%				1,491,899
City of Longmont Water Enterprise Revenue	3.000	11-01-33	20,000	20,060
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	250,000	264,213
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	100,739
Colorado Health Facilities Authority Series A	5.000	05-15-39	100,000	106,620
Sand Creek Metropolitan District Series B, GO (B)	4.000	12-01-40	200,000	200,569
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	100,000	110,606
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	200,000	187,124
Vista Ridge Metropolitan District Series A, GO (B)	4.000	12-01-36	500,000	501,968
Connecticut 1.3%				523,812
Connecticut State Health & Educational Facilities Authority Fairfield University, Series V	5.000	07-01-42	150,000	164,863
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series O	5.000	07-01-36	310,000	358,949
Delaware 1.4%				586,956
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	172,720
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	300,000	310,097
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	31

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	105,000	$104,139
District of Columbia 1.2%				489,579
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	100,000	117,564
District of Columbia Income Tax Revenue Series A	5.000	06-01-44	100,000	108,561
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	55,000	59,031
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	200,000	204,423
Florida 4.9%				2,027,117
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	96,861
Cabot Citrus Farms Community Development District	5.250	03-01-29	350,000	354,841
City of Pompano Beach John Knox Village Project	5.000	09-01-44	100,000	100,002
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	4.375	05-15-35	100,000	101,896
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	544,204
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	100,000	101,534
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	200,000	221,700
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	201,556
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	175,955
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	165,000	128,568
Georgia 3.4%				1,411,038
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-36	300,000	300,581
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	100,000	100,168
Main Street Energy, Inc. Energy Project, Series D	5.000	12-01-33	300,000	323,775
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	250,000	255,481
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	250,000	268,598
Savannah Convention Center Authority Convention Center Hotel, First Tier, Series A	5.250	06-01-40	150,000	162,435
Hawaii 0.6%				233,470
County of Maui, GO	5.000	09-01-37	200,000	233,470
Idaho 0.7%				286,635
Idaho Housing & Finance Association Series A	5.000	08-15-36	250,000	286,635
Illinois 3.9%				1,641,072
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	255,912
Chicago O’Hare International Airport Series E, AMT (B)	5.000	01-01-60	200,000	198,198
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	150,000	153,475
Sales Tax Securitization Corp. Series A	5.000	01-01-34	250,000	285,957
32	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Sales Tax Securitization Corp. Series A	5.000	01-01-36	240,000	$275,392
State of Illinois Series C, GO (B)	4.000	10-01-42	155,000	150,577
State of Illinois Series C, GO	4.000	10-01-43	120,000	112,793
State of Illinois Series E, GO	5.000	09-01-44	200,000	208,768
Indiana 2.3%				975,756
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	250,000	262,916
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	494,415
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	218,425
Iowa 0.1%				26,610
Iowa Finance Authority Series A	5.000	08-01-46	25,000	26,610
Kentucky 0.8%				345,514
Kentucky Public Energy Authority Series A	5.250	06-01-55	200,000	212,813
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	125,000	132,701
Maine 0.5%				214,126
Finance Authority of Maine Casella Waste Systems, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	200,000	214,126
Maryland 1.4%				604,294
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	250,000	247,403
Maryland Health & Higher Educational Facilities Authority Johns Hopkins Health System, Series A	5.000	05-15-39	300,000	356,891
Massachusetts 1.6%				660,880
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,181
Massachusetts Development Finance Agency Bentley University	5.000	07-01-44	125,000	131,937
Massachusetts Development Finance Agency Brandeis University, Series T-2	5.000	10-01-55	145,000	166,503
Massachusetts Development Finance Agency Gingercare Living, Series B-1 (A)	5.250	12-01-30	100,000	100,031
Massachusetts Development Finance Agency Wellforce, Series C (B)	5.000	10-01-27	225,000	234,514
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	30,000	22,714
Michigan 1.6%				680,628
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	70,000	75,776
Michigan Finance Authority McLaren Health Care, Series D	1.200	10-15-38	300,000	286,343
Michigan State Hospital Finance Authority Corewell Health, Series B-1	5.000	08-15-55	100,000	111,500
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	104,053
State of Michigan Trunk Line Revenue Trunk Line Fund Rebuilding Program, Series B	4.000	11-15-38	100,000	102,956
Mississippi 0.3%				129,557
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	115,000	129,557
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	33

	Rate (%)	Maturity date	Par value^	Value
Missouri 0.4%				$158,066
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	140,000	158,066
Nebraska 1.3%				523,470
Central Plains Energy Project Series A-1	5.000	08-01-55	250,000	268,556
County of Sarpy, GO	1.750	06-01-34	295,000	254,914
Nevada 0.6%				235,743
County of Clark Series C, GO	3.000	07-01-35	45,000	44,493
State of Nevada Department of Business & Industry Brightline West Passenger Rail, Series B, AMT (A)	12.000	01-01-65	255,000	191,250
New Hampshire 0.7%				294,320
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	6.878	12-15-32	150,000	94,336
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	200,000	199,984
New Jersey 1.5%				620,463
New Jersey Economic Development Authority Repauno Port and Rail Terminal, AMT (A)	6.375	01-01-35	200,000	208,535
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	100,000	117,506
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	250,000	294,422
New York 8.3%				3,431,699
Build NYC Resource Corp. Senior Airport Facilities, AMT	5.500	07-01-42	100,000	109,446
Dutchess County Local Development Corp. Health Quest Systems, Inc. Project, Series B	4.000	07-01-41	360,000	347,349
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	179,472
New York City Municipal Water Finance Authority Fiscal 2026, Series AA-1	5.000	06-15-55	500,000	516,330
New York City Transitional Finance Authority Future Tax Secured Revenue Fiscal 2025, Series D	5.000	05-01-36	50,000	58,115
New York State Dormitory Authority Rockefeller University, Series B	5.000	07-01-50	300,000	305,250
New York State Dormitory Authority School Districts Revenue Bond Financing Program, Series C (B)	5.000	10-01-36	200,000	234,321
New York State Dormitory Authority White Plains Hospital Obligated Group (B)	5.000	10-01-38	155,000	172,339
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	225,000	212,782
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	195,000	202,684
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	100,000	114,191
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	100,000	113,241
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	25,000	26,939
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	264,622
Utility Debt Securitization Authority Series TE-2	5.000	12-15-41	500,000	574,618
North Carolina 1.4%				604,947
City of Charlotte Series B, GO	5.000	07-01-36	100,000	115,129
Greater Asheville Regional Airport Authority, AMT (B)	5.000	07-01-35	150,000	166,670
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	323,148
34	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
North Dakota 0.6%				$249,856
City of Bismarck Series T, GO	2.500	05-01-26	250,000	249,856
Ohio 1.9%				782,267
City of Columbus Series A, GO	3.000	08-15-32	140,000	140,025
County of Hamilton Life Enriching Communities Project	5.500	01-01-40	200,000	217,821
Northeast Ohio Regional Sewer District	3.000	11-15-34	120,000	119,625
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	304,796
Oklahoma 0.9%				376,375
Oklahoma Water Resources Board State Loan Program, Series C	5.000	10-01-44	245,000	260,282
Tulsa Municipal Airport Trust Trustees American Airlines, Inc., AMT	6.250	12-01-35	100,000	116,093
Oregon 0.5%				197,428
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-30	185,000	197,428
Pennsylvania 4.1%				1,701,108
Allegheny County Airport Authority Pittsburgh International Airport, Series A, AMT (B)	5.250	01-01-44	250,000	267,783
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	35,000	29,211
City of Philadelphia Series A, GO	5.000	08-01-39	150,000	171,218
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	516,211
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	100,000	101,130
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	345,000	345,505
Lancaster Municipal Authority Luthercare Project Series A	5.000	12-01-45	45,000	45,279
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-43	100,000	107,724
Swarthmore Borough Authority Swarthmore College, Series A-2	5.000	09-15-55	100,000	117,047
Puerto Rico 0.3%				126,321
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.377	11-01-43	192,857	126,321
Rhode Island 0.5%				193,877
Rhode Island Health and Educational Building Corp. Town of Coventry, Series E (B)	5.000	05-15-40	175,000	193,877
South Carolina 0.3%				121,729
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	20,000	20,346
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	100,000	101,383
Tennessee 5.3%				2,206,759
City of Knoxville, GO	3.000	05-01-35	35,000	34,836
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	221,258
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	250,000	250,315
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	261,703
Tennessee Energy Acquisition Corp. Gas Project, Series A	5.000	11-01-34	500,000	543,480
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	35

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	$518,184
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	350,000	376,983
Texas 10.7%				4,432,141
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	180,192
City of Pearland Series C, GO	5.000	09-01-44	135,000	143,929
City of San Antonio Electric & Gas Systems Revenue Series A	5.000	02-01-44	200,000	206,427
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	200,000	220,904
Dallas Independent School District Series A-6, GO	5.000	02-15-55	250,000	277,239
El Paso County Hospital District, GO (B)	5.000	02-15-40	100,000	110,716
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-32	100,000	100,598
Harris County Municipal Utility District No. 24, GO (B)	3.000	03-01-34	100,000	99,667
Harris County Municipal Utility District No. 489 Series A, GO (B)	3.000	09-01-35	100,000	99,018
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	3.000	09-01-44	125,000	92,912
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	300,000	300,222
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	100,000	103,417
North East Texas Regional Mobility Authority Series B	5.000	01-01-39	400,000	440,374
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	132,592
Prosper Independent School District, GO	5.000	02-15-36	245,000	281,746
Sheldon Texas Independent School District Series A, GO	3.000	02-15-36	160,000	152,429
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	305,000	325,632
Texas Municipal Gas Acquisition & Supply Corp. VI Gas Supply Revenue	5.000	01-01-36	500,000	541,991
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	262,087
Texas Water Development Board Master Trust	4.000	10-15-39	250,000	259,948
Texas Water Development Board Master Trust, Series A	4.000	10-15-43	100,000	100,101
Utah 3.1%				1,292,485
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	250,000	188,207
Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	497,401
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	180,000	202,552
University of Utah Series A	4.000	08-01-42	300,000	301,391
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-27	100,000	102,934
Vermont 0.4%				153,338
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	150,000	153,338
Virginia 1.6%				666,564
County of Arlington, GO	5.000	06-15-36	85,000	96,063
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	272,424
36	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Loudoun County Economic Development Authority Public Facilities Project, Series A	3.000	12-01-36	100,000	$95,844
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	202,233
Washington 3.3%				1,361,213
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	5.500	12-01-35	100,000	101,015
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	200,000	219,664
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	592,377
State of Washington Series B, GO	5.000	06-01-47	160,000	167,818
Washington State Housing Finance Commission Bayview Manor II Project, Series B-2 (A)	4.200	07-01-29	130,000	130,040
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	150,000	150,299
West Virginia 0.6%				265,565
County of Ohio Special District Excise Tax Revenue Fort Henry Opportunity Development (B)	5.250	06-01-45	250,000	265,565
Wisconsin 2.6%				1,098,122
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	270,821
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	203,197
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	100,000	108,277
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(C)	6.468	12-15-39	165,000	68,307
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	150,000	165,879
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	100,000	88,485
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	87,140
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	100,000	106,016

	Yield (%)	Shares	Value
Short-term investments 3.0%			$1,250,743
(Cost $1,250,660)
Short-term funds 3.0%
John Hancock Collateral Trust (D)	3.5792(E)	125,027	1,250,743
Total investments (Cost $40,233,073) 99.9%			$41,507,431
Other assets and liabilities, net 0.1%			45,268
Total net assets 100.0%			$41,552,699

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	37

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	6.9
Build America Mutual Assurance Company	3.5
TOTAL	10.4
The fund had the following portfolio composition as a percentage of net assets on 1-31-26:
General obligation bonds	12.2%
Revenue bonds	84.7%
Other revenue	25.6%
Health care	13.4%
Education	11.5%
Airport	11.0%
Development	8.2%
Water and sewer	4.5%
Housing	3.2%
Transportation	2.7%
Utilities	2.6%
Pollution	1.1%
Tobacco	0.5%
Facilities	0.4%
Short-term investments and other	3.1%
TOTAL	100.0%
HIGH YIELD ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.4%				$67,734,552
(Cost $67,127,689)
Communication services 13.1%				9,197,469
Diversified telecommunication services 2.7%
APLD ComputeCo LLC (A)	9.250	12-15-30	68,000	70,635
Cincinnati Bell Telephone Company LLC	6.300	12-01-28	142,000	142,710
Cogent Communications Group LLC (A)	6.500	07-01-32	204,000	187,326
Cogent Communications Group LLC (A)	7.000	06-15-27	32,000	31,808
Connect Holding II LLC (A)	10.500	04-03-31	84,000	82,445
Embarq LLC	7.995	06-01-36	149,000	58,110
Fibercop SpA (A)	7.721	06-04-38	460,000	473,139
Frontier Communications Holdings LLC (A)	5.000	05-01-28	141,000	141,005
Level 3 Financing, Inc. (A)	3.625	01-15-29	111,000	102,966
Level 3 Financing, Inc. (A)	6.875	06-30-33	66,000	68,012
Lumen Technologies, Inc. (A)	4.500	01-15-29	126,000	118,157
Lumen Technologies, Inc. (A)	10.000	10-15-32	174,000	174,000
Telesat Canada (A)	4.875	06-01-27	33,000	24,994
Telesat Canada (A)	5.625	12-06-26	24,000	18,900
Windstream Services LLC (A)	8.250	10-01-31	65,000	68,089
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) (A)	6.250	03-09-30	85,680	83,663
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (A)	9.000	09-09-30	52,315	48,032
Entertainment 1.8%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	122,000	95,171
Cinemark USA, Inc. (A)	7.000	08-01-32	33,000	34,146
Discovery Communications LLC	3.625	05-15-30	73,000	67,438
Muvico LLC (9.000% Cash and 6.000% PIK) (A)	15.000	02-19-29	168,055	165,582
Roblox Corp. (A)	3.875	05-01-30	51,000	48,796
Univision Communications, Inc. (A)	8.500	07-31-31	318,000	331,629
WarnerMedia Holdings, Inc.	4.279	03-15-32	134,000	111,099
WarnerMedia Holdings, Inc.	4.279	03-15-32	229,000	201,520
WarnerMedia Holdings, Inc.	5.050	03-15-42	225,000	158,063
38	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
WarnerMedia Holdings, Inc.	5.141	03-15-52	45,000	$29,908
Interactive media and services 0.3%
Match Group Holdings II LLC (A)	4.125	08-01-30	215,000	202,650
ZoomInfo Technologies LLC (A)	3.875	02-01-29	28,000	25,593
Media 7.1%
Altice France Lux 3 (A)	10.000	01-15-33	221,000	213,560
Altice France SA (A)	6.500	10-15-31	263,000	256,378
Altice France SA (A)	6.875	10-15-30	31,930	31,391
AMC Networks, Inc. (A)	10.250	01-15-29	53,000	55,263
AMC Networks, Inc. (A)	10.500	07-15-32	65,000	70,082
CCO Holdings LLC	4.500	05-01-32	343,000	307,804
CCO Holdings LLC (A)	7.000	02-01-33	170,000	171,642
CCO Holdings LLC (A)	7.375	03-01-31	440,000	452,591
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	139,000	139,044
CMG Media Corp. (A)	8.875	06-18-29	63,000	54,579
CSC Holdings LLC (A)	5.500	04-15-27	765,000	675,222
Directv Financing LLC (A)	10.000	02-15-31	271,000	279,154
DISH DBS Corp.	5.125	06-01-29	191,000	169,038
DISH DBS Corp. (A)	5.250	12-01-26	417,000	405,266
DISH DBS Corp.	7.375	07-01-28	49,000	47,068
DISH DBS Corp.	7.750	07-01-26	34,000	33,290
DISH Network Corp. (A)	11.750	11-15-27	67,000	69,342
Getty Images, Inc. (A)	14.000	03-01-28	37,000	34,503
Gray Media, Inc. (A)	5.375	11-15-31	91,000	67,560
Gray Media, Inc. (A)	7.250	08-15-33	103,000	105,449
Gray Media, Inc. (A)	10.500	07-15-29	63,000	67,669
iHeartCommunications, Inc. (A)	9.125	05-01-29	65,950	62,323
iHeartCommunications, Inc. (A)	10.875	05-01-30	59,000	48,946
Lamar Media Corp. (A)	5.375	11-01-33	34,000	33,911
Light & Wonder International, Inc. (A)	7.500	09-01-31	97,000	101,505
Neptune Bidco US, Inc. (A)	9.290	04-15-29	209,000	214,602
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	141,000	128,134
Radiate Holdco LLC (6.000% Cash and 3.250% PIK) (A)	9.250	03-25-30	73,000	51,648
Scripps Escrow II, Inc. (A)	5.375	01-15-31	42,000	31,154
Sinclair Television Group, Inc. (A)	5.500	03-01-30	60,000	52,883
Sinclair Television Group, Inc. (A)	8.125	02-15-33	38,000	39,308
Sirius XM Radio LLC (A)	4.125	07-01-30	364,000	343,259
The EW Scripps Company (A)	9.875	08-15-30	51,000	50,824
Versant Media Group, Inc. (A)	7.250	01-30-31	136,000	139,371
Wireless telecommunication services 1.2%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	127,000	133,178
Vmed O2 UK Financing I PLC (A)	7.750	04-15-32	499,000	513,169
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	229,000	181,773
Consumer discretionary 14.9%				10,456,434
Automobile components 1.8%
Adient Global Holdings, Ltd. (A)	7.500	02-15-33	154,000	159,905
American Axle & Manufacturing, Inc.	5.000	10-01-29	116,000	113,174
American Axle & Manufacturing, Inc. (A)	6.375	10-15-32	70,000	71,421
Clarios Global LP (A)	6.750	09-15-32	66,000	68,312
Dornoch Debt Merger Sub, Inc. (A)	6.625	10-15-29	39,000	34,728
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	51,000	53,994
Phinia, Inc. (A)	6.625	10-15-32	66,000	68,709
Phinia, Inc. (A)	6.750	04-15-29	131,000	135,418
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	36,000	17,760
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	39

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobile components (continued)
Tenneco, Inc. (A)	8.000	11-17-28	137,000	$137,815
The Goodyear Tire & Rubber Company	5.250	07-15-31	131,000	124,773
ZF North America Capital, Inc. (A)	6.750	04-23-30	290,000	290,764
Automobiles 1.0%
Nissan Motor Acceptance Company LLC (A)	2.450	09-15-28	305,000	283,702
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	360,000	339,856
PM General Purchaser LLC (A)	9.500	10-01-28	48,000	43,833
Broadline retail 1.1%
Kohl’s Corp.	5.125	05-01-31	36,000	30,819
Kohl’s Corp. (A)	10.000	06-01-30	20,000	21,910
Macy’s Retail Holdings LLC	4.300	02-15-43	58,000	42,064
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	104,000	101,193
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)	6.250	04-22-31	475,000	459,250
Wand NewCo 3, Inc. (A)	7.625	01-30-32	77,000	80,962
Diversified consumer services 0.5%
Carriage Services, Inc. (A)	4.250	05-15-29	28,000	26,960
Graham Holdings Company (A)	5.625	12-01-33	34,000	34,164
StoneMor, Inc. (A)	8.500	05-15-29	41,000	40,131
The ADT Security Corp. (A)	5.875	10-15-33	232,000	235,190
Hotels, restaurants and leisure 6.2%
Bloomin’ Brands, Inc. (A)	5.125	04-15-29	24,000	21,274
Caesars Entertainment, Inc. (A)	6.000	10-15-32	35,000	34,050
Caesars Entertainment, Inc. (A)	6.500	02-15-32	113,000	115,545
Caesars Entertainment, Inc. (A)	7.000	02-15-30	201,000	207,557
Carnival Corp. (A)	5.750	08-01-32	377,000	387,188
Carnival Corp. (A)	6.125	02-15-33	99,000	101,842
Churchill Downs, Inc. (A)	5.750	04-01-30	135,000	135,732
Fertitta Entertainment LLC (A)	4.625	01-15-29	107,000	103,483
Fertitta Entertainment LLC (A)	6.750	01-15-30	101,000	95,512
Hilton Domestic Operating Company, Inc. (A)	3.750	05-01-29	104,000	101,234
Hilton Domestic Operating Company, Inc. (A)	6.125	04-01-32	438,000	452,424
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	78,000	77,011
Life Time, Inc. (A)	6.000	11-15-31	33,000	33,835
MGM Resorts International	6.125	09-15-29	103,000	105,349
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	68,000	66,799
Motion Bondco DAC (A)	6.625	11-15-27	200,000	189,823
NCL Corp., Ltd. (A)	6.250	03-01-30	67,000	68,478
NCL Corp., Ltd. (A)	6.250	09-15-33	68,000	68,376
NCL Corp., Ltd. (A)	7.750	02-15-29	95,000	101,526
New Red Finance, Inc. (A)	4.000	10-15-30	196,000	187,009
New Red Finance, Inc. (A)	5.625	09-15-29	167,000	169,826
New Red Finance, Inc. (A)	6.125	06-15-29	95,000	97,391
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	33,000	33,589
Sabre Financial Borrower LLC (A)	11.125	06-15-29	67,000	67,761
Sabre GLBL, Inc. (A)	11.125	07-15-30	87,000	70,361
Six Flags Entertainment Corp.	6.500	10-01-28	69,000	68,918
Six Flags Entertainment Corp. (A)	6.625	05-01-32	122,000	124,665
Station Casinos LLC (A)	4.625	12-01-31	43,000	41,280
Travel + Leisure Company (A)	4.625	03-01-30	105,000	102,481
Travel + Leisure Company (A)	6.125	09-01-33	68,000	68,722
Viking Cruises, Ltd. (A)	5.875	10-15-33	164,000	166,262
Voyager Parent LLC (A)	9.250	07-01-32	83,000	88,173
Wynn Resorts Finance LLC (A)	7.125	02-15-31	289,000	311,376
Yum! Brands, Inc.	3.625	03-15-31	166,000	156,928
40	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc. (A)	4.750	01-15-30	123,000	$122,698
Household durables 2.0%
Ashton Woods USA LLC (A)	4.625	08-01-29	105,000	100,568
Brookfield Residential Properties, Inc. (A)	4.875	02-15-30	170,000	158,702
Dream Finders Homes, Inc. (A)	8.250	08-15-28	101,000	103,829
Empire Communities Corp. (A)	9.750	05-01-29	69,000	71,299
K Hovnanian Enterprises, Inc. (A)	8.375	10-01-33	90,000	91,980
KB Home	4.000	06-15-31	107,000	101,012
Mattamy Group Corp. (A)	6.000	12-15-33	142,000	139,525
Newell Brands, Inc.	6.625	09-15-29	139,000	139,148
Newell Brands, Inc.	7.500	04-01-46	49,000	41,376
Newell Brands, Inc. (A)	8.500	06-01-28	70,000	73,391
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	101,000	101,645
The New Home Company, Inc. (A)	8.500	11-01-30	79,000	82,290
TopBuild Corp. (A)	4.125	02-15-32	175,000	166,340
Whirlpool Corp.	6.125	06-15-30	46,000	46,120
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	24,000	19,307
Specialty retail 2.2%
Advance Auto Parts, Inc.	3.900	04-15-30	73,000	67,460
Advance Auto Parts, Inc. (A)	7.375	08-01-33	100,000	101,500
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	69,000	67,950
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	70,000	68,026
Bath & Body Works, Inc. (A)	6.625	10-01-30	80,000	81,928
Bath & Body Works, Inc.	7.500	06-15-29	52,000	53,105
Carvana Company (9.000% Cash or 14.000% PIK) (A)	9.000	06-01-31	184,000	202,412
Champions Financing, Inc. (A)	8.750	02-15-29	41,000	39,773
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	44,000	47,019
Lithia Motors, Inc. (A)	5.500	10-01-30	104,000	104,462
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	40,000	39,921
Sally Holdings LLC	6.750	03-01-32	33,000	34,205
Sonic Automotive, Inc. (A)	4.875	11-15-31	105,000	101,242
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	61,000	60,798
Staples, Inc. (A)	10.750	09-01-29	226,000	222,075
Staples, Inc. (A)	12.750	01-15-30	33,000	27,021
The Gap, Inc. (A)	3.875	10-01-31	80,000	74,165
The Michaels Companies, Inc. (A)	5.250	05-01-28	44,000	43,520
The Michaels Companies, Inc. (A)	7.875	05-01-29	66,000	64,304
Velocity Vehicle Group LLC (A)	8.000	06-01-29	21,000	20,554
Wayfair LLC (A)	6.750	11-15-32	33,000	34,108
Textiles, apparel and luxury goods 0.1%
VF Corp.	2.950	04-23-30	113,000	103,069
Consumer staples 2.6%				1,822,103
Beverages 0.1%
Primo Water Holdings, Inc. (A)	4.375	04-30-29	77,000	75,279
Consumer staples distribution and retail 0.8%
Albertsons Companies, Inc. (A)	5.625	03-31-32	118,000	117,880
Albertsons Companies, Inc. (A)	5.750	03-31-34	118,000	116,050
Arko Corp. (A)	5.125	11-15-29	31,000	27,015
C&S Group Enterprises LLC (A)	5.000	12-15-28	23,000	21,589
Safeway, Inc.	7.250	02-01-31	114,000	123,569
US Foods, Inc. (A)	7.250	01-15-32	170,000	178,366
Food products 1.1%
B&G Foods, Inc. (A)	8.000	09-15-28	72,000	67,950
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	41

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	20,000	$20,570
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	32,000	32,371
Lamb Weston Holdings, Inc. (A)	4.375	01-31-32	209,000	199,118
Post Holdings, Inc. (A)	6.375	03-01-33	385,000	387,952
Viking Baked Goods Acquisition Corp. (A)	8.625	11-01-31	77,000	76,247
Household products 0.2%
Central Garden & Pet Company (A)	4.125	04-30-31	44,000	41,643
Energizer Holdings, Inc. (A)	4.375	03-31-29	100,000	96,048
Personal care products 0.4%
BellRing Brands, Inc. (A)	7.000	03-15-30	65,000	66,791
HLF Financing Sarl LLC (A)	4.875	06-01-29	183,000	173,665
Energy 11.4%				8,018,309
Energy equipment and services 1.1%
Archrock Partners LP (A)	6.625	09-01-32	87,000	90,184
Nabors Industries, Inc. (A)	7.625	11-15-32	128,000	130,394
Nabors Industries, Inc. (A)	8.875	08-15-31	86,000	87,447
Noble Finance II LLC (A)	8.000	04-15-30	72,000	75,057
SESI LLC (A)	7.875	09-30-30	178,000	179,482
WBI Operating LLC (A)	6.500	10-15-33	136,000	137,285
Weatherford International, Ltd. (A)	6.750	10-15-33	92,000	95,287
Oil, gas and consumable fuels 10.3%
Buckeye Partners LP (A)	4.500	03-01-28	279,000	277,822
Buckeye Partners LP	5.850	11-15-43	59,000	55,047
Chord Energy Corp. (A)	6.000	10-01-30	68,000	69,326
CITGO Petroleum Corp. (A)	8.375	01-15-29	266,000	276,447
Comstock Resources, Inc. (A)	6.750	03-01-29	122,000	122,151
CQP Holdco LP (A)	5.500	06-15-31	350,000	348,047
Crescent Energy Finance LLC (A)	7.375	01-15-33	220,000	212,911
Crescent Energy Finance LLC	9.750	10-15-30	53,000	55,575
CVR Energy, Inc. (A)	7.500	02-15-31	118,000	117,752
Delek Logistics Partners LP (A)	8.625	03-15-29	126,000	131,774
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	203,000	204,447
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	360,000	371,838
Global Marine, Inc.	7.000	06-01-28	70,000	68,510
Harvest Midstream I LP (A)	7.500	09-01-28	142,000	143,952
Hilcorp Energy I LP (A)	6.000	04-15-30	249,000	244,995
Hilcorp Energy I LP (A)	8.375	11-01-33	138,000	143,276
Ithaca Energy North Sea PLC (A)	8.125	10-15-29	200,000	208,462
ITT Holdings LLC (A)	6.500	08-01-29	42,000	40,492
Kinetik Holdings LP (A)	6.625	12-15-28	53,000	54,575
Moss Creek Resources Holdings, Inc. (A)	8.250	09-01-31	42,000	40,846
NGL Energy Operating LLC (A)	8.125	02-15-29	87,000	90,282
NGL Energy Operating LLC (A)	8.375	02-15-32	87,000	91,059
Northriver Midstream Finance LP (A)	6.750	07-15-32	109,000	110,898
Permian Resources Operating LLC (A)	7.000	01-15-32	265,000	277,800
Prairie Acquiror LP (A)	9.000	08-01-29	111,000	115,129
Range Resources Corp. (A)	4.750	02-15-30	49,000	48,328
Rockies Express Pipeline LLC (A)	7.500	07-15-38	127,000	139,019
SM Energy Company (A)	6.750	08-01-29	76,000	76,865
SM Energy Company (A)	8.375	07-01-28	208,000	214,094
SM Energy Company (A)	9.625	06-15-33	180,000	196,864
Summit Midstream Holdings LLC (A)	8.625	10-31-29	80,000	83,581
Sunoco LP (A)	5.625	03-15-31	241,000	242,477
Tallgrass Energy Partners LP (A)	6.750	03-15-34	172,000	175,046
TGNR Intermediate Holdings LLC (A)	5.500	10-15-29	177,000	175,151
42	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Transocean Aquila, Ltd. (A)	8.000	09-30-28	396,969	$406,917
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	307,000	314,587
Venture Global LNG, Inc. (A)	7.000	01-15-30	109,000	109,675
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	236,000	207,615
Venture Global LNG, Inc. (A)	9.875	02-01-32	701,000	741,154
Venture Global Plaquemines LNG LLC (A)	6.125	12-15-30	67,000	68,963
Venture Global Plaquemines LNG LLC (A)	7.750	05-01-35	134,000	149,424
Financials 12.2%				8,575,465
Banks 0.8%
Banc of California (3.250% to 5-1-26, then 3 month CME Term SOFR + 2.520%)	3.250	05-01-31	200,000	188,390
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	237,000	242,109
Park River Holdings, Inc. (A)	8.750	12-31-30	88,541	87,943
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	51,000	48,834
Capital markets 1.4%
Coinbase Global, Inc. (A)	3.625	10-01-31	76,000	67,143
Focus Financial Partners LLC (A)	6.750	09-15-31	242,000	247,743
Hightower Holding LLC (A)	6.750	04-15-29	185,000	184,746
Jane Street Group (A)	7.125	04-30-31	365,000	383,766
Stonex Escrow Issuer LLC (A)	6.875	07-15-32	99,000	102,138
Consumer finance 1.8%
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35	189,000	193,988
Credit Acceptance Corp. (A)	6.625	03-15-30	235,000	235,231
OneMain Finance Corp.	4.000	09-15-30	74,000	69,407
OneMain Finance Corp.	5.375	11-15-29	123,000	122,676
OneMain Finance Corp.	6.750	09-15-33	477,000	482,287
PRA Group, Inc. (A)	5.000	10-01-29	145,000	132,838
Synchrony Financial	7.250	02-02-33	51,000	54,166
Financial services 3.2%
Apollo Debt Solutions BDC (A)	5.700	01-23-31	118,000	117,365
Cobra AcquisitionCo LLC (A)	12.250	11-01-29	12,000	12,120
Freedom Mortgage Holdings LLC (A)	6.875	05-01-31	248,000	246,109
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	257,000	268,843
Icahn Enterprises LP	5.250	05-15-27	124,000	122,672
Icahn Enterprises LP	9.000	06-15-30	86,000	83,915
ION Platform Finance US, Inc. (A)	5.750	05-15-28	287,000	272,124
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	17,000	10,033
Osaic Holdings, Inc. (A)	8.000	08-01-33	47,000	48,717
PennyMac Financial Services, Inc. (A)	5.750	09-15-31	135,000	133,321
Prospect Capital Corp.	3.364	11-15-26	54,000	52,679
Rocket Companies, Inc. (A)	6.125	08-01-30	275,000	281,547
Rocket Mortgage LLC (A)	3.875	03-01-31	216,000	202,763
Shift4 Payments LLC (A)	6.750	08-15-32	307,000	313,199
VFH Parent LLC (A)	7.500	06-15-31	71,000	74,379
Insurance 3.9%
Acrisure LLC (A)	6.000	08-01-29	75,000	74,063
Acrisure LLC (A)	7.500	11-06-30	498,000	515,575
Acrisure LLC (A)	8.500	06-15-29	71,000	74,248
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	347,000	359,755
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	200,000	207,043
AmWINS Group, Inc. (A)	4.875	06-30-29	162,000	159,836
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	33,000	33,977
Asurion LLC (A)	8.000	12-31-32	206,000	215,230
Asurion LLC (A)	8.375	02-01-34	235,000	237,576
Augustar Life Insurance Company (A)	6.875	06-15-42	236,000	224,759
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	43

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
HUB International, Ltd. (A)	7.375	01-31-32	167,000	$174,934
Liberty Mutual Group, Inc. (A)	4.300	02-01-61	102,000	68,153
Panther Escrow Issuer LLC (A)	7.125	06-01-31	309,000	318,247
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	83,000	79,452
Mortgage real estate investment trusts 1.1%
Arbor Realty SR, Inc. (A)	7.875	07-15-30	163,000	149,528
Arbor Realty Trust, Inc. (A)	4.500	03-15-27	59,000	56,422
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	26,000	27,870
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	182,000	180,481
Rithm Capital Corp. (A)	8.000	07-15-30	55,000	56,239
Starwood Property Trust, Inc. (A)	6.000	04-15-30	169,000	173,708
Starwood Property Trust, Inc. (A)	6.500	07-01-30	101,000	105,178
Health care 8.8%				6,178,041
Biotechnology 0.7%
BioMarin Pharmaceutical, Inc. (A)	5.500	02-15-34	200,000	200,554
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	24,000	21,433
National Mentor Holdings, Inc. (A)	10.500	12-15-30	122,000	126,061
Select Medical Corp. (A)	6.250	12-01-32	46,000	44,642
Star Parent, Inc. (A)	9.000	10-01-30	73,000	77,049
Health care equipment and supplies 0.7%
Bausch + Lomb Corp. (A)	8.375	10-01-28	32,000	33,360
Embecta Corp. (A)	5.000	02-15-30	50,000	46,780
Hologic, Inc. (A)	3.250	02-15-29	68,000	67,752
Medline Borrower LP (A)	3.875	04-01-29	106,000	103,638
Medline Borrower LP (A)	5.250	10-01-29	234,000	234,404
Sotera Health Holdings LLC (A)	7.375	06-01-31	39,000	41,036
Health care providers and services 4.5%
Acadia Healthcare Company, Inc. (A)	5.000	04-15-29	41,000	39,363
Acadia Healthcare Company, Inc. (A)	5.500	07-01-28	48,000	47,430
Accendra Health, Inc. (A)	6.625	04-01-30	42,000	23,624
AdaptHealth LLC (A)	5.125	03-01-30	142,000	137,897
AMN Healthcare, Inc. (A)	6.500	01-15-31	35,000	35,459
AthenaHealth Group, Inc. (A)	6.500	02-15-30	55,000	53,341
Centene Corp.	3.375	02-15-30	102,000	94,098
Community Health Systems, Inc. (A)	5.250	05-15-30	106,000	99,949
Community Health Systems, Inc. (A)	6.875	04-15-29	53,000	48,736
Community Health Systems, Inc. (A)	10.875	01-15-32	217,000	233,609
Concentra Health Services, Inc. (A)	6.875	07-15-32	59,000	61,773
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	166,000	172,572
DaVita, Inc. (A)	3.750	02-15-31	110,000	100,902
DaVita, Inc. (A)	6.875	09-01-32	127,000	130,815
Global Medical Response, Inc. (A)	7.375	10-01-32	83,000	85,821
LifePoint Health, Inc. (A)	5.375	01-15-29	118,000	114,578
LifePoint Health, Inc. (A)	9.875	08-15-30	174,000	186,673
Molina Healthcare, Inc. (A)	6.500	02-15-31	106,000	108,634
MPH Acquisition Holdings LLC (A)	5.750	12-31-30	126,030	107,756
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (A)	6.750	03-31-31	110,412	92,746
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (A)	11.500	12-31-30	61,707	64,792
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	80,000	83,300
Radiology Partners, Inc. (A)	8.500	07-15-32	65,000	68,248
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	105,475	105,475
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	39,000	39,266
Team Health Holdings, Inc. (A)	8.375	06-30-28	146,000	147,777
Tenet Healthcare Corp.	4.375	01-15-30	140,000	137,571
Tenet Healthcare Corp. (A)	5.500	11-15-32	165,000	166,699
44	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp.	6.750	05-15-31	129,000	$133,986
Tenet Healthcare Corp.	6.875	11-15-31	160,000	174,861
US Renal Care, Inc. (A)	10.625	06-28-28	54,000	46,035
Life sciences tools and services 0.3%
Avantor Funding, Inc. (A)	3.875	11-01-29	148,000	142,115
Fortrea Holdings, Inc. (A)	7.500	07-01-30	40,000	40,694
Pharmaceuticals 2.6%
Amneal Pharmaceuticals LLC (A)	6.875	08-01-32	65,000	68,443
Bausch Health Americas, Inc. (A)	8.500	01-31-27	279,000	276,662
Bausch Health Companies, Inc. (A)	6.250	02-15-29	104,000	82,280
Bausch Health Companies, Inc. (A)	7.000	01-15-28	118,000	106,555
Bausch Health Companies, Inc. (A)	10.000	04-15-32	650,000	667,067
Bausch Health Companies, Inc. (A)	11.000	09-30-28	103,000	107,077
Jazz Securities DAC (A)	4.375	01-15-29	250,000	245,980
Organon & Company (A)	6.750	05-15-34	200,000	195,436
Perrigo Finance Unlimited Company	6.125	09-30-32	107,000	105,237
Industrials 12.2%				8,598,390
Aerospace and defense 2.4%
Bombardier, Inc. (A)	6.750	06-15-33	306,000	321,420
Bombardier, Inc. (A)	7.250	07-01-31	77,000	81,748
Bombardier, Inc. (A)	7.450	05-01-34	100,000	111,824
Goat Holdco LLC (A)	6.750	02-01-32	146,000	149,945
TransDigm, Inc. (A)	6.375	05-31-33	345,000	351,214
TransDigm, Inc. (A)	7.125	12-01-31	660,000	692,148
Building products 1.6%
Builders FirstSource, Inc. (A)	5.000	03-01-30	144,000	143,475
Builders FirstSource, Inc. (A)	6.375	03-01-34	167,000	172,791
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	75,000	58,302
CP Atlas Buyer, Inc. (A)	9.750	07-15-30	53,000	55,127
JELD-WEN, Inc. (A)	4.875	12-15-27	198,000	174,002
JELD-WEN, Inc. (A)	7.000	09-01-32	29,000	18,165
LBM Acquisition LLC (A)	6.250	01-15-29	31,000	28,625
LBM Acquisition LLC (A)	9.500	06-15-31	49,000	51,603
Masterbrand, Inc. (A)	7.000	07-15-32	73,000	75,703
MIWD Holdco II LLC (A)	5.500	02-01-30	161,000	156,410
Resideo Funding, Inc. (A)	4.000	09-01-29	71,000	68,392
Resideo Funding, Inc. (A)	6.500	07-15-32	67,000	68,056
Wilsonart LLC (A)	11.000	08-15-32	37,000	33,796
Commercial services and supplies 1.7%
Allied Universal Holdco LLC (A)	6.000	06-01-29	419,000	415,441
APi Group DE, Inc. (A)	4.750	10-15-29	138,000	135,302
Clean Harbors, Inc. (A)	5.125	07-15-29	172,000	172,175
GFL Environmental Holdings US, Inc. (A)	5.500	02-01-34	236,000	236,543
GFL Environmental, Inc. (A)	6.750	01-15-31	65,000	67,999
Prime Security Services Borrower LLC (A)	3.375	08-31-27	82,000	80,322
VT Topco, Inc. (A)	8.500	08-15-30	66,000	67,620
Construction and engineering 0.4%
Artera Services LLC (A)	8.500	02-15-31	46,000	37,391
Brand Industrial Services, Inc. (A)	10.375	08-01-30	55,000	52,731
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	100,000	100,662
Cornerstone Building Brands, Inc. (A)	9.500	08-15-29	60,000	45,321
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	28,000	27,541
VM Consolidated, Inc. (A)	5.500	04-15-29	41,000	40,315
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	45

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.8%
Atkore, Inc. (A)	4.250	06-01-31	72,000	$68,679
EMRLD Borrower LP (A)	6.750	07-15-31	322,000	337,829
Sensata Technologies, Inc. (A)	3.750	02-15-31	181,000	169,617
Ground transportation 0.7%
Avis Budget Car Rental LLC (A)	8.375	06-15-32	132,000	135,792
The Hertz Corp. (A)	4.625	12-01-26	95,000	89,723
The Hertz Corp. (A)	12.625	07-15-29	49,000	49,323
Watco Companies LLC (A)	7.125	08-01-32	72,000	75,477
XPO CNW, Inc.	6.700	05-01-34	96,000	102,339
Machinery 1.3%
Allison Transmission, Inc. (A)	3.750	01-30-31	116,000	109,345
Allison Transmission, Inc. (A)	5.875	12-01-33	69,000	69,977
CompoSecure Holdings LLC (A)	5.625	02-01-33	59,000	58,811
GrafTech Global Enterprises, Inc. (A)	9.875	12-23-29	24,000	20,415
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	86,000	89,338
Madison IAQ LLC (A)	5.875	06-30-29	147,000	146,817
Maxim Crane Works Holdings Capital LLC (A)	11.500	09-01-28	38,000	40,485
New Flyer Holdings, Inc. (A)	9.250	07-01-30	62,000	66,797
Park-Ohio Industries, Inc. (A)	8.500	08-01-30	20,000	20,539
Terex Corp. (A)	6.250	10-15-32	202,000	206,830
The Manitowoc Company, Inc. (A)	9.250	10-01-31	77,000	83,630
Wabash National Corp. (A)	4.500	10-15-28	15,000	13,960
Marine transportation 0.2%
Danaos Corp. (A)	6.875	10-15-32	100,000	103,284
Dcli Bidco LLC (A)	7.750	11-15-29	54,000	54,943
Passenger airlines 0.7%
Avianca Midco 2 PLC (A)	9.625	02-14-30	300,000	307,350
JetBlue Airways Corp. (A)	9.875	09-20-31	81,000	81,354
VistaJet Malta Finance PLC (A)	6.375	02-01-30	71,000	67,362
VistaJet Malta Finance PLC (A)	9.500	06-01-28	35,000	36,412
Professional services 0.5%
Amentum Holdings, Inc. (A)	7.250	08-01-32	84,000	88,521
KBR, Inc. (A)	4.750	09-30-28	70,000	69,104
Science Applications International Corp. (A)	5.875	11-01-33	67,000	67,527
SS&C Technologies, Inc. (A)	6.500	06-01-32	65,000	67,108
TriNet Group, Inc. (A)	7.125	08-15-31	52,000	53,499
Trading companies and distributors 1.9%
Alta Equipment Group, Inc. (A)	9.000	06-01-29	30,000	28,667
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	90,000	89,110
EquipmentShare.com, Inc. (A)	9.000	05-15-28	90,000	94,054
FTAI Aviation Investors LLC (A)	7.875	12-01-30	166,000	176,011
Global Aircraft Leasing Company, Ltd. (A)	8.750	09-01-27	33,000	34,159
Herc Holdings, Inc. (A)	7.250	06-15-33	488,000	516,456
QXO Building Products, Inc. (A)	6.750	04-30-32	99,000	102,018
United Rentals North America, Inc.	4.000	07-15-30	184,000	177,783
WESCO Distribution, Inc. (A)	6.625	03-15-32	130,000	135,836
Information technology 5.8%				4,109,439
Communications equipment 1.4%
Ciena Corp. (A)	4.000	01-31-30	28,000	26,997
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	132,000	134,341
EchoStar Corp.	10.750	11-30-29	278,000	304,749
Hughes Satellite Systems Corp.	5.250	08-01-26	145,000	137,130
Viasat, Inc. (A)	6.500	07-15-28	290,000	286,257
Viasat, Inc. (A)	7.500	05-30-31	84,000	81,573
46	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	3.750	10-01-29	44,000	$41,821
Electronic equipment, instruments and components 0.4%
Crane NXT Company	4.200	03-15-48	96,000	62,278
Imola Merger Corp. (A)	4.750	05-15-29	117,000	115,119
Zebra Technologies Corp. (A)	6.500	06-01-32	65,000	66,952
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31	172,000	167,228
CoreWeave, Inc. (A)	9.250	06-01-30	159,000	156,519
Go Daddy Operating Company LLC (A)	3.500	03-01-29	36,000	34,209
Newfold Digital Holdings Group, Inc. (A)	11.750	04-30-29	14,950	9,149
Semiconductors and semiconductor equipment 0.8%
Entegris, Inc. (A)	3.625	05-01-29	35,000	33,727
Entegris, Inc. (A)	4.750	04-15-29	177,000	176,866
Kioxia Holdings Corp. (A)	6.625	07-24-33	228,000	238,079
Qnity Electronics, Inc. (A)	5.750	08-15-32	106,000	107,984
Software 2.3%
Capstone Borrower, Inc. (A)	8.000	06-15-30	273,000	253,809
Central Parent LLC (A)	8.000	06-15-29	31,000	24,091
Cloud Software Group, Inc. (A)	6.500	03-31-29	33,000	32,794
Cloud Software Group, Inc. (A)	8.250	06-30-32	324,000	329,535
Cloud Software Group, Inc. (A)	9.000	09-30-29	145,000	146,417
Fair Isaac Corp. (A)	6.000	05-15-33	67,000	68,269
Flash Compute LLC (A)	7.250	12-31-30	57,000	57,193
Gen Digital, Inc. (A)	6.250	04-01-33	65,000	65,313
McAfee Corp. (A)	7.375	02-15-30	192,000	152,755
NCR Voyix Corp. (A)	5.125	04-15-29	62,000	61,102
Rocket Software, Inc. (A)	6.500	02-15-29	63,000	56,138
UKG, Inc. (A)	6.875	02-01-31	111,000	110,911
WULF Compute LLC (A)	7.750	10-15-30	171,000	178,356
X.AI LLC	12.500	06-30-30	98,000	108,086
Technology hardware, storage and peripherals 0.4%
Seagate Data Storage Technology Pte, Ltd. (A)	5.750	12-01-34	207,000	211,410
Xerox Corp.	4.800	03-01-35	52,000	13,774
Xerox Corp. (A)	10.250	10-15-30	32,000	26,382
Xerox Holdings Corp. (A)	5.500	08-15-28	73,000	32,126
Materials 8.4%				5,880,257
Chemicals 2.5%
Celanese US Holdings LLC	6.500	04-15-30	304,000	309,293
Celanese US Holdings LLC	7.375	02-15-34	125,000	127,198
CVR Partners LP (A)	6.125	06-15-28	54,000	53,997
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	78,000	62,558
HB Fuller Company	4.250	10-15-28	141,000	138,736
INEOS Finance PLC (A)	6.750	05-15-28	225,000	197,224
Ingevity Corp. (A)	3.875	11-01-28	29,000	28,206
Methanex Corp.	5.650	12-01-44	191,000	171,643
Minerals Technologies, Inc. (A)	5.000	07-01-28	41,000	40,693
Perimeter Holdings LLC (A)	6.250	01-15-34	104,000	104,004
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	60,000	59,854
The Chemours Company (A)	5.750	11-15-28	68,000	67,437
The Scotts Miracle-Gro Company	5.250	12-15-26	67,000	66,980
WR Grace Holdings LLC (A)	5.625	08-15-29	148,000	141,441
WR Grace Holdings LLC (A)	6.625	08-15-32	206,000	204,862
Construction materials 0.9%
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	19,000	11,068
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	47

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Quikrete Holdings, Inc. (A)	6.375	03-01-32	73,000	$75,708
Quikrete Holdings, Inc. (A)	6.750	03-01-33	52,000	54,021
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	99,000	105,543
Standard Building Solutions, Inc. (A)	6.500	08-15-32	233,000	240,255
Standard Industries, Inc. (A)	3.375	01-15-31	76,000	70,136
White Cap Supply Holdings LLC (A)	7.375	11-15-30	85,000	88,288
Containers and packaging 2.1%
Ardagh Group SA (A)	9.500	12-01-30	270,000	291,755
Ball Corp.	2.875	08-15-30	161,000	148,239
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	111,000	112,443
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	112,000	112,080
Crown Americas LLC (A)	5.875	06-01-33	65,000	66,484
Graphic Packaging International LLC (A)	6.375	07-15-32	197,000	199,207
Iris Holding, Inc. (A)	10.000	12-15-28	45,000	40,664
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-30	113,000	115,119
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-30	116,000	114,110
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	82,000	83,633
Sealed Air Corp. (A)	6.125	02-01-28	107,000	108,597
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	62,000	62,084
Metals and mining 2.7%
Amsted Industries, Inc. (A)	6.375	03-15-33	66,000	68,306
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	66,000	67,488
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	167,000	173,548
Cleveland-Cliffs, Inc. (A)	7.500	09-15-31	64,000	67,538
Commercial Metals Company	4.125	01-15-30	141,000	136,799
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	500,000	525,226
Fortescue Treasury Pty, Ltd. (A)	4.375	04-01-31	36,000	34,783
Kaiser Aluminum Corp. (A)	4.500	06-01-31	35,000	33,788
Novelis Corp. (A)	4.750	01-30-30	330,000	319,879
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	145,357	145,927
SunCoke Energy, Inc. (A)	4.875	06-30-29	296,000	279,121
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	34,000	28,242
Magnera Corp. (A)	7.250	11-15-31	85,000	80,326
Mercer International, Inc.	5.125	02-01-29	74,000	45,726
Real estate 3.2%				2,257,231
Health care REITs 0.4%
Diversified Healthcare Trust	4.750	02-15-28	57,000	55,015
Diversified Healthcare Trust (A)	7.250	10-15-30	39,000	40,168
MPT Operating Partnership LP	3.500	03-15-31	100,000	74,098
MPT Operating Partnership LP	5.000	10-15-27	120,000	117,330
Hotel and resort REITs 0.3%
Service Properties Trust	4.375	02-15-30	24,000	20,776
Service Properties Trust	5.500	12-15-27	41,000	40,678
Service Properties Trust	8.375	06-15-29	92,000	93,103
Service Properties Trust (A)	8.625	11-15-31	38,000	39,911
Office REITs 0.1%
Hudson Pacific Properties LP	3.950	11-01-27	58,000	55,754
Hudson Pacific Properties LP	4.650	04-01-29	30,000	27,497
Real estate management and development 0.6%
Anywhere Real Estate Group LLC (A)	5.750	01-15-29	30,000	29,603
Anywhere Real Estate Group LLC (A)	7.000	04-15-30	33,000	33,412
Anywhere Real Estate Group LLC (A)	9.750	04-15-30	26,000	28,378
Five Point Operating Company LP (A)	8.000	10-01-30	33,000	34,298
48	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Kennedy-Wilson, Inc.	4.750	02-01-30	78,000	$74,966
Kennedy-Wilson, Inc.	5.000	03-01-31	156,000	149,840
The Howard Hughes Corp. (A)	4.375	02-01-31	94,000	89,023
Specialized REITs 1.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	138,000	131,981
Iron Mountain, Inc. (A)	5.250	07-15-30	726,000	718,884
Outfront Media Capital LLC (A)	4.250	01-15-29	85,000	82,966
SBA Communications Corp.	3.125	02-01-29	145,000	138,491
Uniti Group LP (A)	6.000	01-15-30	153,000	145,721
Uniti Group LP (A)	8.625	06-15-32	35,000	35,338
Utilities 3.8%				2,641,414
Electric utilities 1.6%
NRG Energy, Inc. (A)	5.750	07-15-29	136,000	135,487
NRG Energy, Inc. (A)	5.750	01-15-34	419,000	421,779
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	73,000	74,971
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	100,000	103,205
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (C)	6.612	03-30-67	250,000	247,127
XPLR Infrastructure Operating Partners LP (A)	7.750	04-15-34	124,000	126,399
Gas utilities 0.2%
Ferrellgas LP (A)	5.875	04-01-29	64,000	61,565
Ferrellgas LP (A)	9.250	01-15-31	99,000	102,338
Independent power and renewable electricity producers 2.0%
Alpha Generation LLC (A)	6.750	10-15-32	166,000	172,109
Clearway Energy Operating LLC (A)	3.750	01-15-32	143,000	131,617
Talen Energy Supply LLC (A)	6.250	02-01-34	199,000	201,679
The AES Corp. (6.950% to 7-15-30, then 5 Year CMT + 2.890%)	6.950	07-15-55	106,000	103,624
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	33,000	33,460
Vistra Operations Company LLC (A)	6.875	04-15-32	493,000	518,015
XPLR Infrastructure Operating Partners LP (A)	4.500	09-15-27	35,000	34,682

XPLR Infrastructure Operating Partners LP (A)	7.250	01-15-29	168,000	173,357
Convertible bonds 0.5%				$353,700
(Cost $356,400)
Communication services 0.5%				353,700
Media 0.5%
Cable One, Inc. (D)	15.929	03-15-26	360,000	353,700

	Shares	Value
Common stocks 0.1%		$52,833
(Cost $50,097)
Communication services 0.1%		52,833
Media 0.1%

Altice France Lux 3 (E)	2,797	52,833

Preferred securities 0.1%		$61,291
(Cost $59,994)
Energy 0.1%		61,291
Oil, gas and consumable fuels 0.1%
NGL Energy Partners LP, 11.147% (3 month CME Term SOFR + 7.475%) (C)	2,515	61,291

	Yield (%)	Shares	Value
Short-term investments 1.9%			$1,338,192
(Cost $1,338,192)
Short-term funds 1.9%			1,338,192
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6399(F)	1,338,192	1,338,192

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	49

Total investments (Cost $68,932,372) 99.0%	$69,540,568
Other assets and liabilities, net 1.0%	705,591
Total net assets 100.0%	$70,246,159

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,881,889 or 82.4% of the fund’s net assets as of 1-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	87.3%
Canada	4.9%
United Kingdom	2.0%
Japan	1.5%
Ireland	1.0%
Other countries	3.3%
TOTAL	100.0%
MORTGAGE-BACKED SECURITIES ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 61.1%				$126,488,988
(Cost $125,190,793)
U.S. Government Agency 61.1%				126,488,988
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	1,314,021	1,085,718
30 Yr Pass Thru	2.000	02-01-51	595,177	489,723
30 Yr Pass Thru	2.000	03-01-51	309,495	253,788
30 Yr Pass Thru	2.000	05-01-51	1,461,259	1,203,722
30 Yr Pass Thru	2.000	08-01-51	1,097,470	902,676
30 Yr Pass Thru	2.000	09-01-51	203,105	167,499
30 Yr Pass Thru	2.000	12-01-51	1,164,358	956,965
30 Yr Pass Thru	2.000	12-01-51	682,975	555,989
30 Yr Pass Thru	2.000	12-01-51	658,418	538,673
30 Yr Pass Thru	2.000	01-01-52	798,869	650,334
30 Yr Pass Thru	2.000	02-01-52	502,908	413,331
30 Yr Pass Thru	2.000	03-01-52	1,447,062	1,192,479
30 Yr Pass Thru	2.500	08-01-50	128,899	111,951
30 Yr Pass Thru	2.500	05-01-51	1,216,950	1,044,781
30 Yr Pass Thru	2.500	09-01-51	137,413	118,831
30 Yr Pass Thru	2.500	09-01-51	207,789	178,457
30 Yr Pass Thru	2.500	09-01-51	212,947	181,013
30 Yr Pass Thru	2.500	09-01-51	354,255	304,247
30 Yr Pass Thru	2.500	10-01-51	727,364	621,505
30 Yr Pass Thru	2.500	10-01-51	262,654	226,397
30 Yr Pass Thru	2.500	11-01-51	165,335	142,512
30 Yr Pass Thru	2.500	11-01-51	541,230	466,858
30 Yr Pass Thru	2.500	01-01-52	200,381	173,285
50	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	01-01-52	705,769	$608,125
30 Yr Pass Thru	2.500	01-01-52	1,185,292	1,022,417
30 Yr Pass Thru	2.500	04-01-52	102,245	88,195
30 Yr Pass Thru	3.000	08-01-50	330,586	293,331
30 Yr Pass Thru	3.000	05-01-51	208,944	188,597
30 Yr Pass Thru	3.000	09-01-51	408,330	367,418
30 Yr Pass Thru	3.000	01-01-52	227,041	202,377
30 Yr Pass Thru	3.000	01-01-52	233,868	209,559
30 Yr Pass Thru	3.000	02-01-52	601,776	539,414
30 Yr Pass Thru	3.000	03-01-52	1,205,453	1,085,428
30 Yr Pass Thru	3.500	09-01-47	265,434	248,302
30 Yr Pass Thru	3.500	01-01-50	242,395	226,976
30 Yr Pass Thru	3.500	03-01-52	926,348	864,820
30 Yr Pass Thru	3.500	03-01-52	184,120	171,085
30 Yr Pass Thru	3.500	03-01-52	502,428	467,801
30 Yr Pass Thru	3.500	04-01-52	90,939	84,359
30 Yr Pass Thru	3.500	04-01-52	184,074	171,387
30 Yr Pass Thru	3.500	04-01-52	1,051,477	980,433
30 Yr Pass Thru	3.500	06-01-52	716,116	668,776
30 Yr Pass Thru	3.500	08-01-52	529,044	495,724
30 Yr Pass Thru	3.500	08-01-52	1,029,283	962,848
30 Yr Pass Thru	3.500	09-01-52	322,411	299,586
30 Yr Pass Thru	4.000	05-01-52	182,808	175,314
30 Yr Pass Thru	4.000	05-01-52	430,336	415,426
30 Yr Pass Thru	4.000	07-01-52	700,226	674,368
30 Yr Pass Thru	4.000	07-01-52	1,316,015	1,264,743
30 Yr Pass Thru	4.000	09-01-52	165,531	159,056
30 Yr Pass Thru	4.000	09-01-52	114,382	110,158
30 Yr Pass Thru	4.000	10-01-52	1,070,668	1,029,122
30 Yr Pass Thru	4.000	11-01-52	1,128,030	1,083,553
30 Yr Pass Thru	4.000	11-01-52	862,310	836,126
30 Yr Pass Thru	4.000	04-01-53	579,970	559,459
30 Yr Pass Thru	4.500	06-01-52	1,102,924	1,085,367
30 Yr Pass Thru	4.500	07-01-52	276,839	273,297
30 Yr Pass Thru	4.500	07-01-52	705,204	693,570
30 Yr Pass Thru	4.500	07-01-52	962,537	951,004
30 Yr Pass Thru	4.500	09-01-52	957,331	941,851
30 Yr Pass Thru	4.500	10-01-52	1,231,747	1,215,603
30 Yr Pass Thru	4.500	12-01-52	585,594	580,663
30 Yr Pass Thru	4.500	08-01-53	274,426	270,829
30 Yr Pass Thru	5.000	06-01-53	248,345	249,493
30 Yr Pass Thru	5.000	06-01-53	673,525	676,553
30 Yr Pass Thru	5.000	07-01-53	171,972	173,046
30 Yr Pass Thru	5.000	07-01-53	120,100	121,033
30 Yr Pass Thru	5.000	08-01-53	163,759	164,495
30 Yr Pass Thru	5.000	03-01-54	393,619	397,972
30 Yr Pass Thru	5.000	10-01-54	1,089,514	1,094,581
30 Yr Pass Thru	5.000	11-01-54	302,349	304,464
30 Yr Pass Thru	5.000	11-01-54	1,010,753	1,021,614
30 Yr Pass Thru	5.000	12-01-54	1,124,972	1,134,933
30 Yr Pass Thru	5.000	12-01-54	440,325	444,506
30 Yr Pass Thru	5.000	01-01-55	1,030,567	1,038,742
30 Yr Pass Thru	5.000	05-01-55	980,617	983,263
30 Yr Pass Thru	5.000	06-01-55	601,729	603,353
30 Yr Pass Thru	5.500	04-01-53	173,250	176,419
30 Yr Pass Thru	5.500	07-01-53	331,425	339,206
30 Yr Pass Thru	5.500	03-01-54	74,905	76,229
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	51

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	03-01-54	264,973	$272,386
30 Yr Pass Thru	5.500	04-01-54	883,354	899,785
30 Yr Pass Thru	5.500	12-01-54	935,922	959,123
30 Yr Pass Thru	5.500	12-01-54	413,533	423,293
30 Yr Pass Thru	5.500	01-01-55	861,834	886,646
30 Yr Pass Thru	5.500	02-01-55	562,915	579,366
30 Yr Pass Thru	5.500	02-01-55	1,100,866	1,130,977
30 Yr Pass Thru	5.500	10-01-55	988,214	1,012,464
Federal National Mortgage Association
10 Yr Pass Thru	5.100	01-01-35	600,000	623,596
10 Yr Pass Thru	5.180	02-01-35	600,000	626,644
30 Yr Pass Thru (A)	2.000	TBA	475,000	385,270
30 Yr Pass Thru	2.000	09-01-50	524,374	432,448
30 Yr Pass Thru	2.000	10-01-50	343,096	281,341
30 Yr Pass Thru	2.000	10-01-50	513,911	423,338
30 Yr Pass Thru	2.000	12-01-50	608,449	501,785
30 Yr Pass Thru	2.000	02-01-51	307,282	251,205
30 Yr Pass Thru	2.000	04-01-51	587,055	483,040
30 Yr Pass Thru	2.000	07-01-51	240,551	198,682
30 Yr Pass Thru	2.000	07-01-51	286,750	235,137
30 Yr Pass Thru	2.000	07-01-51	499,373	409,333
30 Yr Pass Thru	2.000	07-01-51	164,129	134,587
30 Yr Pass Thru	2.000	07-01-51	185,334	152,728
30 Yr Pass Thru	2.000	07-01-51	699,979	573,769
30 Yr Pass Thru	2.000	08-01-51	299,575	246,402
30 Yr Pass Thru	2.000	08-01-51	216,511	176,390
30 Yr Pass Thru	2.000	09-01-51	445,783	369,167
30 Yr Pass Thru	2.000	09-01-51	549,944	449,411
30 Yr Pass Thru	2.000	10-01-51	533,494	439,969
30 Yr Pass Thru	2.000	02-01-52	417,991	343,539
30 Yr Pass Thru	2.000	03-01-52	1,038,788	854,410
30 Yr Pass Thru	2.000	03-01-52	1,120,017	922,971
30 Yr Pass Thru	2.000	03-01-52	602,205	494,941
30 Yr Pass Thru (A)	2.500	TBA	509,000	431,954
30 Yr Pass Thru	2.500	09-01-50	263,899	229,038
30 Yr Pass Thru	2.500	05-01-51	580,526	498,759
30 Yr Pass Thru	2.500	07-01-51	228,353	197,688
30 Yr Pass Thru	2.500	07-01-51	272,162	232,808
30 Yr Pass Thru	2.500	07-01-51	837,868	720,116
30 Yr Pass Thru	2.500	08-01-51	440,887	380,716
30 Yr Pass Thru	2.500	08-01-51	237,461	204,831
30 Yr Pass Thru	2.500	08-01-51	574,454	495,157
30 Yr Pass Thru	2.500	09-01-51	387,383	334,151
30 Yr Pass Thru	2.500	09-01-51	910,707	782,149
30 Yr Pass Thru	2.500	10-01-51	755,553	653,383
30 Yr Pass Thru	2.500	12-01-51	208,340	179,712
30 Yr Pass Thru	2.500	12-01-51	556,169	480,613
30 Yr Pass Thru	2.500	12-01-51	390,555	336,644
30 Yr Pass Thru	2.500	01-01-52	453,643	391,023
30 Yr Pass Thru	2.500	01-01-52	1,180,177	1,020,218
30 Yr Pass Thru	2.500	01-01-52	495,083	426,898
30 Yr Pass Thru	2.500	03-01-52	210,035	179,336
30 Yr Pass Thru	2.500	04-01-52	1,106,460	955,800
30 Yr Pass Thru	2.500	04-01-52	1,196,387	1,031,240
30 Yr Pass Thru (A)	3.000	TBA	1,254,000	1,111,260
30 Yr Pass Thru	3.000	11-01-46	267,991	244,322
30 Yr Pass Thru	3.000	11-01-46	160,747	146,550
52	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	09-01-50	71,414	$63,969
30 Yr Pass Thru	3.000	10-01-50	686,708	609,106
30 Yr Pass Thru	3.000	11-01-50	186,796	168,898
30 Yr Pass Thru	3.000	02-01-51	896,911	806,486
30 Yr Pass Thru	3.000	06-01-51	545,063	489,940
30 Yr Pass Thru	3.000	09-01-51	524,018	468,568
30 Yr Pass Thru	3.000	09-01-51	683,613	613,837
30 Yr Pass Thru	3.000	10-01-51	223,916	198,542
30 Yr Pass Thru	3.000	11-01-51	191,959	172,966
30 Yr Pass Thru	3.000	12-01-51	414,750	371,769
30 Yr Pass Thru	3.000	12-01-51	335,203	301,409
30 Yr Pass Thru	3.000	01-01-52	148,801	133,474
30 Yr Pass Thru	3.000	01-01-52	797,903	717,460
30 Yr Pass Thru	3.000	02-01-52	550,078	492,901
30 Yr Pass Thru	3.000	03-01-52	821,009	736,440
30 Yr Pass Thru	3.000	03-01-52	273,024	244,730
30 Yr Pass Thru	3.000	03-01-52	150,352	134,498
30 Yr Pass Thru	3.000	03-01-52	1,282,919	1,149,167
30 Yr Pass Thru	3.000	03-01-52	1,527,989	1,374,895
30 Yr Pass Thru	3.000	03-01-52	1,152,364	1,035,825
30 Yr Pass Thru	3.000	04-01-52	1,075,100	961,335
30 Yr Pass Thru	3.000	04-01-52	377,713	338,806
30 Yr Pass Thru	3.000	06-01-52	1,796,411	1,609,124
30 Yr Pass Thru	3.000	06-01-52	1,384,703	1,246,830
30 Yr Pass Thru (A)	3.500	TBA	748,000	691,725
30 Yr Pass Thru	3.500	10-01-49	533,894	499,934
30 Yr Pass Thru	3.500	11-01-49	608,619	569,906
30 Yr Pass Thru	3.500	12-01-49	220,538	205,545
30 Yr Pass Thru	3.500	01-01-50	833,890	777,201
30 Yr Pass Thru	3.500	01-01-50	1,077,000	1,008,832
30 Yr Pass Thru	3.500	03-01-50	804,586	745,362
30 Yr Pass Thru	3.500	04-01-51	157,821	147,832
30 Yr Pass Thru	3.500	08-01-51	257,364	238,903
30 Yr Pass Thru	3.500	12-01-51	930,625	871,722
30 Yr Pass Thru	3.500	02-01-52	1,096,795	1,028,059
30 Yr Pass Thru	3.500	04-01-52	123,640	114,423
30 Yr Pass Thru	3.500	04-01-52	148,544	137,796
30 Yr Pass Thru	3.500	04-01-52	476,572	441,344
30 Yr Pass Thru	3.500	06-01-52	236,979	220,350
30 Yr Pass Thru	3.500	06-01-52	400,017	371,698
30 Yr Pass Thru	3.500	07-01-52	143,172	132,544
30 Yr Pass Thru	3.500	09-01-52	184,642	171,282
30 Yr Pass Thru (A)	4.000	TBA	300,000	286,383
30 Yr Pass Thru	4.000	03-01-48	96,927	93,559
30 Yr Pass Thru	4.000	06-01-49	85,157	82,598
30 Yr Pass Thru	4.000	04-01-50	87,339	84,496
30 Yr Pass Thru	4.000	05-01-52	273,445	263,971
30 Yr Pass Thru	4.000	05-01-52	1,264,695	1,224,710
30 Yr Pass Thru	4.000	06-01-52	456,188	438,201
30 Yr Pass Thru	4.000	06-01-52	1,093,990	1,051,540
30 Yr Pass Thru	4.000	06-01-52	328,292	316,169
30 Yr Pass Thru	4.000	06-01-52	614,407	592,678
30 Yr Pass Thru	4.000	07-01-52	210,878	202,827
30 Yr Pass Thru	4.000	09-01-52	283,173	271,389
30 Yr Pass Thru	4.000	09-01-52	236,806	227,617
30 Yr Pass Thru	4.000	10-01-52	376,667	361,815
30 Yr Pass Thru (A)	4.500	TBA	200,000	195,883
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	53

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	252,354	$249,992
30 Yr Pass Thru	4.500	06-01-52	349,049	344,722
30 Yr Pass Thru	4.500	07-01-52	443,734	436,670
30 Yr Pass Thru	4.500	07-01-52	270,848	267,636
30 Yr Pass Thru	4.500	08-01-52	578,637	575,031
30 Yr Pass Thru	4.500	09-01-52	360,364	355,466
30 Yr Pass Thru	4.500	09-01-52	230,400	226,426
30 Yr Pass Thru	4.500	10-01-52	116,475	114,984
30 Yr Pass Thru	4.500	06-01-53	63,991	62,892
30 Yr Pass Thru	4.500	07-01-53	274,560	271,219
30 Yr Pass Thru	4.500	09-01-53	432,645	426,975
30 Yr Pass Thru	4.500	09-01-53	1,049,901	1,037,157
30 Yr Pass Thru (A)	5.000	TBA	2,796,000	2,795,448
30 Yr Pass Thru	5.000	09-01-52	156,506	157,493
30 Yr Pass Thru	5.000	05-01-53	965,866	969,513
30 Yr Pass Thru	5.000	06-01-53	144,499	145,126
30 Yr Pass Thru	5.000	07-01-53	92,350	93,227
30 Yr Pass Thru	5.000	07-01-53	227,301	228,323
30 Yr Pass Thru	5.000	04-01-54	135,333	135,815
30 Yr Pass Thru	5.000	08-01-54	1,057,639	1,060,897
30 Yr Pass Thru	5.000	10-01-54	470,866	476,072
30 Yr Pass Thru	5.000	10-01-54	1,379,170	1,390,111
30 Yr Pass Thru	5.000	11-01-54	992,395	996,856
30 Yr Pass Thru	5.000	11-01-54	944,493	953,461
30 Yr Pass Thru	5.000	12-01-54	494,494	497,953
30 Yr Pass Thru	5.000	12-01-54	1,404,334	1,418,985
30 Yr Pass Thru	5.000	02-01-55	216,557	218,207
30 Yr Pass Thru	5.000	11-01-55	990,040	998,822
30 Yr Pass Thru (A)	5.500	TBA	628,000	636,954
30 Yr Pass Thru	5.500	10-01-52	131,774	134,884
30 Yr Pass Thru	5.500	10-01-53	271,167	276,295
30 Yr Pass Thru	5.500	11-01-53	298,437	303,522
30 Yr Pass Thru	5.500	02-01-54	169,272	172,421
30 Yr Pass Thru	5.500	04-01-54	862,309	878,350
30 Yr Pass Thru	5.500	04-01-54	504,498	515,774
30 Yr Pass Thru	5.500	06-01-54	936,265	962,458
30 Yr Pass Thru	5.500	10-01-54	752,906	766,676
30 Yr Pass Thru	5.500	01-01-55	263,831	272,118
30 Yr Pass Thru	5.500	02-01-55	472,932	486,311
30 Yr Pass Thru	5.500	04-01-55	552,844	564,510
30 Yr Pass Thru	5.500	06-01-55	625,641	643,927
30 Yr Pass Thru	5.500	11-01-55	994,078	1,015,054
Government National Mortgage Association
30 Yr Pass Thru	2.500	09-20-49	605,023	527,225
30 Yr Pass Thru	2.500	06-20-50	424,152	368,552
30 Yr Pass Thru	2.500	02-20-51	217,598	188,530
30 Yr Pass Thru	2.500	07-20-51	487,152	421,923
30 Yr Pass Thru	2.500	03-20-53	420,480	366,051

30 Yr Pass Thru	3.000	05-20-53	205,754	187,093
Corporate bonds 0.7%				$1,485,068
(Cost $1,464,525)
Utilities 0.7%				1,485,068
Electric utilities 0.7%
Duke Energy Progress NC Storm Funding II LLC	4.890	01-01-46	500,000	491,753

PG&E Wildfire Recovery Funding LLC	5.081	06-01-41	1,000,000	993,315
54	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 21.8%				$45,082,930
(Cost $45,066,231)
Commercial and residential 19.3%				39,985,326
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (B)(C)	5.929	08-25-69	200,000	201,703
Series 2025-NQM4, Class M1 (B)(C)	6.204	10-25-70	250,000	253,401
Series 2026-NQM1, Class A2 (5.114% to 1-1-30, then 6.114% thereafter) (B)	5.114	02-25-71	1,000,000	998,504
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (B)(C)	3.500	07-25-43	137,800	130,007
Angel Oak Mortgage Trust LLC
Series 2022-2, Class A2 (B)(C)	3.762	01-25-67	986,554	933,155
Series 2022-3, Class A1 (B)	4.000	01-25-67	340,929	334,877
Series 2022-5, Class A1 (4.500% to 7-1-26, then 5.500% thereafter) (B)	4.500	05-25-67	333,323	331,885
Series 2022-6, Class A1 (4.300% to 9-1-26, then 5.300% thereafter) (B)	4.300	07-25-67	666,072	663,136
Series 2024-10, Class M1 (B)(C)	6.007	10-25-69	200,000	201,567
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	157,651	157,555
Series 2025-13, Class M1 (B)(C)	5.738	10-25-70	500,000	501,877
Arizona Biltmore Trust
Series 2024-BILT, Class C (B)	6.361	06-11-39	700,000	715,597
Arroyo Mortgage Trust
Series 2019-1, Class A3 (B)(C)	4.208	01-25-49	83,235	81,909
BAHA Trust
Series 2024-MAR, Class A (B)(C)	6.171	12-10-41	800,000	830,053
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	743,000	789,738
BBCMS Mortgage Trust
Series 2024-5C27, Class B (C)	6.700	07-15-57	200,000	210,085
Series 2024-5C29, Class B (C)	5.858	09-15-57	845,000	866,666
Series 2024-C30, Class A5	5.532	11-15-57	600,000	629,481
Series 2025-C32, Class A5	5.720	02-15-62	622,000	662,205
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (B)(C)	2.316	02-25-49	100,000	84,980
BX Trust
Series 2019-OC11, Class D (B)(C)	3.944	12-09-41	500,000	478,129
Series 2025-ARIA, Class B (B)(C)	5.177	12-13-42	1,000,000	1,012,208
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (B)(C)	3.764	10-25-66	700,000	564,411
Series 2021-HX1, Class B1 (B)(C)	3.110	10-25-66	100,000	76,059
Series 2024-5, Class M1 (B)(C)	5.655	08-25-69	200,000	200,364
Series 2025-1, Class A3 (6.084% to 1-1-29, then 7.084% thereafter) (B)	6.084	01-25-70	325,143	329,113
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (B)	6.518	04-25-69	120,195	121,538
Series 2024-H5, Class A3 (6.158% to 7-1-28, then 7.158% thereafter) (B)	6.158	08-26-69	68,036	68,826
Series 2024-H7, Class B1A (B)(C)	7.048	11-25-69	200,000	203,238
Series 2025-H1, Class B1A (B)(C)	6.828	02-25-70	300,000	304,443
Series 2026-H1, Class A2 (4.953% to 1-1-30, then 5.953% thereafter) (B)	4.953	02-25-61	1,000,000	999,982
Deephaven Residential Mortgage Trust
Series 2025-INV1, Class M1 (B)(C)	5.733	11-25-60	500,000	501,634
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (B)	5.000	08-25-67	238,413	237,685
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (B)	5.900	09-25-67	227,678	228,051
Series 2025-CES1, Class A2 (6.121% to 2-1-29, then 7.121% thereafter) (B)	6.121	01-25-60	300,000	306,326
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (B)(C)	5.000	06-25-51	311,661	308,539
Series 2021-6INV, Class A4 (B)(C)	2.500	08-25-51	172,372	144,792
FS Commercial Mortgage Trust
Series 2023-4SZN, Class B (B)(C)	7.544	11-10-39	380,000	387,039
GCAT
Series 2023-INV1, Class A1 (B)(C)	6.000	08-25-53	639,494	649,736
Series 2024-NQM2, Class M1 (B)(C)	6.569	06-25-59	200,000	202,751
GS Mortgage-Backed Securities Trust
Series 2022-LTV2, Class A33 (B)(C)	4.000	12-25-52	915,690	856,563
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	55

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2023-PJ2, Class A3 (B)(C)	5.000	05-25-53	231,161	$230,439
Houston Galleria Mall Trust
Series 2025-HGLR, Class A (B)(C)	5.462	02-05-45	983,000	1,021,872
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C (B)(C)	5.952	01-13-40	550,000	570,101
Hundred Acre Wood Trust
Series 2021-INV3, Class B1 (B)(C)	3.320	12-25-51	718,267	634,882
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (B)	6.250	08-25-67	62,825	62,753
IRV Trust
Series 2025-200P, Class B (B)(C)	5.440	03-14-47	550,000	556,671
JPMorgan Mortgage Trust
Series 2019-INV1, Class B3 (B)(C)	4.940	09-25-49	576,795	567,681
Series 2019-INV1, Class B5 (B)(C)	4.940	09-25-49	337,837	299,368
Series 2019-INV2, Class B4 (B)(C)	4.716	02-25-50	341,625	330,088
Series 2019-INV3, Class A15 (B)(C)	3.500	05-25-50	109,659	99,263
Series 2019-INV3, Class B3 (B)(C)	4.345	05-25-50	198,696	186,994
Series 2021-12, Class A12 (B)(C)	5.000	02-25-52	219,510	216,085
Series 2021-14, Class A12 (B)(C)	5.000	05-25-52	303,125	295,382
Series 2021-6, Class A12 (B)(C)	5.000	10-25-51	310,060	304,999
Series 2023-4, Class 2A6 (B)(C)	5.500	11-25-53	348,317	349,392
MFA Trust
Series 2020-NQM3, Class M1 (B)(C)	2.654	01-26-65	100,000	94,471
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (B)	5.750	11-25-67	97,418	97,096
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class A2 (B)	5.820	11-25-64	495,912	504,172
NY Commercial Mortgage Trust
Series 2025-299P, Class A (B)(C)	5.664	02-10-47	1,098,000	1,158,422
NYMT Loan Trust
Series 2025-CP1, Class A1 (B)(C)	3.750	11-25-69	470,004	457,304
OBX Trust
Series 2020-EXP2, Class A8 (B)(C)	3.000	05-25-60	61,708	55,000
Series 2023-NQM10, Class A3 (7.173% to 11-1-27, then 8.173% thereafter) (B)	7.173	10-25-63	233,771	236,375
Series 2024-NQM12, Class A2 (5.779% to 8-1-28, then 6.779% thereafter) (B)	5.779	07-25-64	160,623	162,125
Series 2025-NQM23, Class M1 (B)(C)	5.670	10-25-65	500,000	501,718
PENN Commercial Mortgage Trust
Series 2025-P11, Class B (B)(C)	5.927	08-10-42	1,000,000	1,039,321
PMT Loan Trust
Series 2025-INV11, Class A29 (B)(C)	5.500	11-25-56	490,571	492,392
Series 2025-INV6, Class A29 (B)(C)	6.000	06-25-56	306,493	310,061
Series 2025-INV8, Class A28 (B)(C)	6.000	07-25-56	366,745	371,243
Provident Funding Mortgage Trust
Series 2025-4, Class A1 (B)(C)	6.000	09-25-55	381,197	387,302
RATE Mortgage Trust
Series 2024-J3, Class B3 (B)(C)	6.400	10-25-54	440,762	423,134
Ready Capital Mortgage Trust
Series 2019-5, Class E (B)(C)	5.283	02-25-52	250,000	229,221
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (B)(C)	5.664	09-25-59	354,000	354,978
Series 2020-2, Class B2 (B)(C)	5.400	05-25-60	250,000	243,814
RIDE Trust
Series 2025-SHRE, Class E (B)(C)	8.069	02-14-47	500,000	511,167
ROCK Trust
Series 2024-CNTR, Class D (B)	7.109	11-13-41	500,000	526,780
Sequoia Mortgage Trust
Series 2024-1, Class B2 (B)(C)	5.657	01-25-54	289,419	285,856
Series 2025-1, Class A1 (B)(C)	6.000	01-25-55	303,283	307,746
Series 2025-12, Class A2 (B)(C)	5.000	12-25-55	731,998	727,852
Series 2025-3, Class A20 (B)(C)	5.500	04-25-55	433,438	435,155
Series 2025-4, Class A19 (B)(C)	6.000	04-25-55	315,533	319,008
Series 2025-S1, Class A1 (B)(C)	2.500	09-25-54	473,068	397,377
Series 2025-S2, Class A2 (B)(C)	3.500	11-25-55	595,643	545,214
Series 2026-1, Class A2 (B)(C)	4.500	02-25-56	750,000	734,092
56	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (B)	5.504	09-25-39	300,000	$301,398
Towd Point Mortgage Trust
Series 2019-4, Class B1B (B)(C)	3.500	10-25-59	315,000	243,935
Series 2024-4, Class A1A (B)(C)	4.593	10-27-64	754,638	759,553
TVC Mortgage Trust
Series 2026-RRTL1, Class A1 (4.964% to 8-25-28, then 6.176% thereafter) (B)	4.964	04-25-40	500,000	499,997
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class B (B)(C)	5.481	07-13-44	300,000	303,367
Verus Securitization Trust
Series 2021-1, Class A2 (B)(C)	1.052	01-25-66	52,530	48,341
Series 2021-3, Class A3 (B)(C)	1.437	06-25-66	56,739	50,298
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (B)	6.501	02-25-69	88,610	89,527
Series 2024-4, Class M1 (B)(C)	6.700	06-25-69	200,000	202,870
Series 2024-7, Class M1 (B)(C)	5.599	09-25-69	200,000	200,703
Visio Trust
Series 2019-2, Class A1 (B)(C)	2.722	11-25-54	2,199	2,190
Series 2020-1, Class A3 (B)(C)	3.521	08-25-55	176,000	171,225
VTR Commercial Mortgage Trust
Series 2025-STEM, Class D (B)(C)	6.709	10-13-39	500,000	501,405
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	824,000	851,903
WHARF Commercial Mortgage Trust
Series 2025-DC, Class D (B)(C)	6.833	07-15-40	350,000	364,440
U.S. Government Agency 2.5%				5,097,604
FARM Mortgage Trust
Series 2025-1, Class A2 (B)(C)	5.220	08-01-55	350,000	328,169
Federal Home Loan Mortgage Corp.
Series 2025-MN12, Class M2 (30 day Average SOFR + 2.750%) (B)(D)	6.447	11-25-45	400,000	400,092
Series 5150, Class IS IO	0.800	08-25-51	1,741,000	119,714
Series 5250, Class AY	2.000	01-25-55	449,985	276,632
Series K109, Class X1 IO	1.567	04-25-30	1,937,688	104,901
Series K116, Class X1 IO	1.409	07-25-30	2,669,165	135,451
Series K118, Class X1 IO	0.947	09-25-30	3,129,163	114,234
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	241,633
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (B)(D)	9.047	05-25-43	300,000	324,572
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (B)(D)	7.597	07-25-43	400,000	422,474
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (B)(D)	5.547	09-25-45	270,000	272,794
Government National Mortgage Association
Series 2014-135, Class IO	0.415	01-16-56	12,838,428	267,400
Series 2017-159, Class IO	0.414	06-16-59	3,451,939	83,370
Series 2018-23, Class IO	0.576	11-16-59	1,196,053	38,804
Series 2021-178, Class IA IO	0.100	10-16-61	36,340,328	171,297
Series 2022-141, Class BC	2.100	06-16-64	265,000	141,022
Series 2023-197, Class IO	1.242	09-16-65	1,614,589	133,216
Series 2024-161, Class IO	0.740	06-16-64	6,771,719	385,162
Series 2024-193, Class IO	0.701	12-16-66	2,961,130	183,859
Series 2025-128, Class IO	0.926	09-16-67	3,586,421	287,028
Series 2025-3, Class IO	0.855	04-16-67	1,563,857	106,712
Series 2025-35, Class IO	0.763	09-16-66	5,486,206	318,699

Series 2025-73, Class IO	0.676	08-16-67	3,973,927	240,369
Asset-backed securities 16.0%				$33,062,006
(Cost $32,794,253)
Asset-backed securities 16.0%				33,062,006
321 Henderson Receivables V LLC
Series 2008-3A, Class A1 (B)	8.000	06-15-45	504,266	559,478
AMSR Trust
Series 2024-SFR1, Class D (B)	4.290	07-17-41	1,005,000	977,717
Series 2025-SFR1, Class D (B)	3.655	06-17-42	900,000	841,303
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	57

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	756,000	$737,828
AutoNation Finance Trust
Series 2026-1A, Class D (B)	5.070	01-11-34	570,000	571,135
Avis Budget Rental Car Funding AESOP LLC
Series 2025-4A, Class C (B)	5.260	02-20-32	600,000	594,530
Blue Stream Issuer LLC
Series 2024-1A, Class B (B)	6.043	11-20-54	250,000	254,838
Business Jet Securities
Series 2024-2A, Class A (B)	5.364	09-15-39	161,660	162,677
CARS-DB4 LP
Series 2020-1A, Class A6 (B)	3.810	02-15-50	244,219	231,151
Series 2020-1A, Class B3 (B)	4.950	02-15-50	100,000	93,293
CARS-DB6 LP
Series 2022-1A, Class B (B)	4.680	03-15-52	175,000	164,472
CARS-DB8 LP
Series 2024-2A, Class A2 (B)	5.250	05-15-54	343,146	342,442
CCG Receivables Trust
Series 2025-2, Class D (B)	5.080	08-15-34	235,000	235,681
CLI Funding VIII LLC
Series 2021-1A, Class B (B)	2.380	02-18-46	139,450	129,417
Series 2022-1A, Class B (B)	3.120	01-18-47	268,587	245,308
Concord Music Royalties LLC
Series 2024-1A, Class A (B)	5.644	10-20-74	200,000	201,606
Series 2025-2A, Class A (B)	5.785	07-20-75	250,000	252,761
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	475,000	486,390
Series 2025-4A, Class A2 (B)	5.522	12-20-55	400,000	405,023
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (B)	4.650	05-20-49	550,000	527,511
DataBank Issuer LLC
Series 2026-1A, Class A2 (B)	5.811	02-25-56	325,000	325,235
DB Master Finance LLC
Series 2025-1A, Class A2II (B)	5.165	08-20-55	630,000	628,575
Dext ABS LLC
Series 2023-2, Class D (B)	8.300	05-15-34	500,000	529,250
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	200,000	194,566
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (B)	5.217	07-25-55	165,000	165,670
Driven Brands Funding LLC
Series 2024-1A, Class A2 (B)	6.372	10-20-54	625,475	644,820
Series 2025-1A, Class A2 (B)	5.296	10-20-55	598,500	596,792
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (B)	3.320	08-27-35	45,797	43,759
Series 2025-A, Class D (B)	6.910	01-25-40	209,176	208,639
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (B)	6.650	02-20-55	494,870	458,309
ExteNet Issuer LLC
Series 2024-1A, Class B (B)	6.150	07-25-54	300,000	304,490
FIP Master Funding LLC
Series 2024-1A, Class A2 (B)	5.130	10-15-54	398,704	394,822
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	500,000	500,359
Hotwire Funding LLC
Series 2024-1A, Class B (B)	6.672	06-20-54	250,000	255,267
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (B)	5.610	08-16-55	798,000	812,799
Series 2026-1A, Class A2 (B)	5.481	02-15-56	525,000	525,000
JG Wentworth XXXV LLC
Series 2015-2A, Class A (B)	3.870	03-15-58	1,008,009	937,061
JGWPT XXX LLC
Series 2013-3A, Class A (B)	4.080	01-17-73	597,996	572,562
Kinetic ABS Issuer LLC
Series 2026-1A, Class B (B)	5.561	02-25-56	1,000,000	1,000,000
58	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
LMRK Issuer LLC
Series 2025-1A, Class A (B)	5.520	09-15-55	805,000	$811,949
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (B)	5.590	08-20-55	250,000	251,754
Series 2025-2A, Class C (B)	7.830	08-20-55	260,000	269,258
Series 2025-4A, Class C (B)	7.112	12-20-55	400,000	406,679
MVW LLC
Series 2023-2A, Class C (B)	7.060	11-20-40	45,191	46,481
Neighborly Issuer LLC
Series 2022-1A, Class A2 (B)	3.695	01-30-52	817,920	774,671
Oxford Finance Credit Fund
Series 2025-A, Class A2 (B)	5.878	08-14-34	250,000	252,818
Progress Residential Trust
Series 2021-SFR5, Class E2 (B)	2.359	07-17-38	225,000	222,408
Series 2025-SFR2, Class D (B)	3.555	04-17-42	497,974	465,015
Series 2025-SFR3, Class D (B)	3.390	07-17-42	600,000	552,683
Series 2025-SFR5, Class D (B)	4.000	10-17-42	350,000	331,298
Series 2026-SFR1, Class D (B)	4.000	02-17-43	400,000	375,484
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (B)	5.775	09-15-49	600,000	588,939
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	620,000	637,037
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	473,245	409,593
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	196,000	202,613
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	420,000	416,470
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D (B)	6.860	01-21-42	288,750	290,596
Series 2025-3A, Class C (B)	4.980	08-22-44	181,838	181,585
Sonic Capital LLC
Series 2021-1A, Class A2II (B)	2.636	08-20-51	1,363,250	1,183,628
STORE Master Funding LLC
Series 2019-1, Class A2 (B)	3.650	11-20-49	549,669	468,331
Series 2019-1, Class A4 (B)	4.490	11-20-49	116,300	104,733
Subway Funding LLC
Series 2024-1A, Class A23 (B)	6.505	07-30-54	543,125	557,224
Series 2024-3A, Class A2II (B)	5.566	07-30-54	488,813	486,377
Tricon Residential Trust
Series 2024-SFR3, Class C (B)	5.250	08-17-41	500,000	501,192
Series 2024-SFR4, Class C (B)	4.800	11-17-41	350,000	346,463
Series 2024-SFR4, Class D (B)	5.350	11-17-41	350,000	350,060
Series 2025-SFR2, Class D (B)	6.065	08-17-44	649,354	654,967
Trinity Rail Leasing L.P.
Series 2025-1A, Class A (B)	5.090	10-19-55	495,701	494,968
Uniti Fiber Issuer LLC
Series 2025-1A, Class B (B)	6.369	04-20-55	885,000	907,633
VB-S1 Issuer LLC
Series 2022-1A, Class C2II (B)	3.706	02-15-57	400,000	366,674
Series 2022-1A, Class D (B)	4.288	02-15-52	500,000	494,823
Series 2022-1A, Class F (B)	5.268	02-15-52	250,000	247,093
Venture XXX CLO, Ltd.
Series 2017-30A, Class C (3 month CME Term SOFR + 2.212%) (B)(D)	5.884	01-15-31	100,000	99,951
Verdant Receivables LLC
Series 2025-1A, Class D (B)	6.490	05-12-33	300,000	309,325
Willis Engine Structured Trust IX
Series 2025-B, Class A (B)	5.159	12-15-50	299,157	299,203
Willis Engine Structured Trust V
Series 2020-A, Class C (B)	6.657	03-15-45	138,964	137,410
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	440,000	452,084

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	59

	Yield (%)	Shares	Value
Short-term investments 4.4%			$9,170,860
(Cost $9,170,457)
Short-term funds 4.4%			9,170,860
John Hancock Collateral Trust (E)	3.5792(F)	916,738	9,170,860

Total investments (Cost $213,686,259) 104.0%	$215,289,852
Other assets and liabilities, net (4.0%)	(8,350,779)
Total net assets 100.0%	$206,939,073

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $70,785,355 or 34.2% of the fund’s net assets as of 1-31-26.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 1-31-26.
PREFERRED INCOME ETF

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 49.2%				$73,338,185
(Cost $71,579,305)
Communication services 2.6%				3,928,223
Diversified telecommunication services 1.8%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	588,000	609,208
TELUS Corp. (6.625% to 6-9-36, then 5 Year CMT + 2.515%)	6.625	06-09-56	1,000,000	1,004,469
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,055,000	1,103,358
Wireless telecommunication services 0.8%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	1,155,000	1,211,188
Consumer discretionary 0.2%				296,006
Broadline retail 0.2%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	286,000	296,006
Energy 7.1%				10,525,185
Oil, gas and consumable fuels 7.1%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	471,000	501,981
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	398,000	409,925
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	452,000	517,236
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	956,000	967,249
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	1,261,000	1,269,988
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	539,000	556,724
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	1,529,000	1,537,299
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	1,131,000	1,195,577
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	1,521,000	1,566,676
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	512,000	529,001
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,675,000	1,473,529
60	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 21.2%				$31,562,658
Banks 11.8%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	400,000	482,751
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	397,000	402,091
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (B)	6.250	07-26-30	473,000	481,443
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	551,000	572,498
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	215,000	244,509
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)	6.875	12-15-33	1,355,000	1,367,265
BNP Paribas SA (7.450% to 6-27-35, then 5 Year CMT + 3.134%) (A)(B)	7.450	06-27-35	719,000	758,355
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	1,275,000	1,278,613
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (B)	6.625	02-15-31	925,000	941,904
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (B)	6.875	08-15-30	773,000	789,663
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (B)	6.950	02-15-30	1,109,000	1,142,412
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	513,000	531,200
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	650,000	681,554
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)	7.068	04-06-26	520,000	517,499
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	306,000	308,392
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	185,000	189,238
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (B)	7.000	12-15-30	860,000	879,304
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (B)	7.050	06-05-30	499,000	518,705
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (B)	6.250	10-15-30	996,000	995,827
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	517,000	545,413
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	1,305,000	1,298,828
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(B)	7.125	07-15-35	1,050,000	1,046,772
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	357,000	378,065
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	557,000	565,508
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	279,000	288,161
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	382,000	406,847
Capital markets 3.6%
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	930,000	923,790
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	624,000	647,249
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)	6.300	03-20-30	362,000	374,459
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	219,000	205,453
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	221,000	221,345
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	435,000	443,210
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	402,000	425,213
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	273,000	288,190
UBS Group AG (7.000% to 8-5-35, then 5 Year SOFR ICE Swap Rate + 3.296%) (A)(B)	7.000	02-05-35	1,105,000	1,123,071
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	735,000	744,043
Financial services 1.0%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	457,000	456,927
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (B)	6.875	12-01-30	890,000	924,682
Insurance 4.8%
Allianz SE (6.550% to 4-30-24, then 5 Year CMT + 2.317%) (A)(B)	6.550	10-30-33	573,000	596,484
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	1,189,000	1,200,783
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	814,000	813,626
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	1,038,000	1,072,907
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55	524,000	560,625
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	703,000	725,733
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	1,396,000	1,336,331
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (A)(B)	9.508	05-13-30	857,000	865,720
Health care 0.6%				934,655
Health care providers and services 0.6%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	893,000	934,655
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	61

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.3%				$388,119
Machinery 0.3%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	392,000	388,119
Real estate 0.5%				823,334
Residential REITs 0.5%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	784,000	823,334
Utilities 16.7%				24,880,005
Electric utilities 8.8%
Alliant Energy Corp. (5.750% to 4-1-31, then 5 Year CMT + 2.077%)	5.750	04-01-56	609,000	604,574
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	1,107,000	1,099,295
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	1,493,000	1,506,577
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54	553,000	578,567
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	480,000	502,525
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	934,000	982,369
Evergy, Inc. (6.650% to 6-1-30, then 5 Year CMT + 2.558%)	6.650	06-01-55	1,305,000	1,342,721
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	945,000	981,006
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	541,000	558,749
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,028,000	1,132,076
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,185,000	1,222,978
Sierra Pacific Power Company (6.200% to 12-15-30, then 5 Year CMT + 2.549%)	6.200	12-15-55	1,014,000	1,008,992
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (A)	7.000	07-31-56	1,500,000	1,514,957
Gas utilities 3.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	1,537,000	1,598,543
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	1,321,000	1,380,630
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56	1,455,000	1,469,086
Independent power and renewable electricity producers 1.4%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	976,000	989,600
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	522,000	531,624
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(B)	8.875	01-15-29	560,000	614,863
Multi-utilities 3.5%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	783,000	830,483
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55	977,000	1,009,098
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	957,000	960,312
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	764,000	785,495
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	179,000	186,429
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,062,000	1,074,336

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	404,000	414,120
U.S. Government and Agency obligations 0.6%				$876,927
(Cost $854,378)
U.S. Government Agency 0.6%				876,927
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (B)	7.000	09-15-30	843,000	876,927
Capital preferred securities 0.2%				$286,657
(Cost $283,073)
Financials 0.2%				286,657
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	259,000	286,657

	Shares	Value
Preferred securities 45.0%		$67,140,737
(Cost $66,399,344)
Communication services 3.1%		4,626,568
Diversified telecommunication services 0.7%
AT&T, Inc., 5.000%	47,200	972,320
62	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services 2.4%
Array Digital Infrastructure, Inc., 5.500%	5,532	$101,402
Array Digital Infrastructure, Inc., 6.250%	27,334	571,554
Telephone & Data Systems, Inc., 6.000%	53,083	1,076,523
Telephone & Data Systems, Inc., 6.625%	26,638	589,499
T-Mobile USA, Inc., 6.250%	52,297	1,315,270
Energy 1.3%		2,046,498
Oil, gas and consumable fuels 1.3%
NGL Energy Partners LP, 11.147% (3 month CME Term SOFR + 7.475%) (C)	39,675	966,880
TransCanada PipeLines, Ltd., 6.250%	43,533	1,079,618
Financials 26.7%		39,795,343
Banks 12.6%
Associated Banc-Corp., 6.625% (6.625% to 3-1-28, then 5 Year CMT + 2.812%)	27,303	681,483
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	34,163	860,908
Bank of America Corp., 6.450%	8,926	230,380
Bank of America Corp., 7.250%	649	808,654
Bank of America Corp., 5.000%	32,016	681,621
Bank of Hawaii Corp., 8.000%	8,229	216,258
Citigroup Capital XIII, 10.298% (3 month CME Term SOFR + 6.632%) (C)	26,586	797,314
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	41,847	1,069,191
Citizens Financial Group, Inc., 7.375%	16,916	444,045
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	38,326	986,895
Fifth Third Bancorp, 6.000%	12,963	318,631
First Busey Corp., 8.250%	16,214	425,780
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	35,600	885,728
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	19,501	494,350
JPMorgan Chase & Co., 4.200%	39,578	735,359
KeyCorp, 5.650%	35,801	785,474
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	14,570	366,727
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	26,769	677,791
Live Oak Bancshares, Inc., 8.375%	14,370	369,884
M&T Bank Corp., 5.625% (5.625% to 12-15-26, then 3 month ICE Term SOFR + 4.280%)	19,577	490,600
M&T Bank Corp., 6.350%	35,593	905,130
M&T Bank Corp., 7.500%	11,360	305,243
Pinnacle Financial Partners, Inc., 7.277% (3 month CME Term SOFR + 3.614%) (C)	3,637	92,380
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	38,005	987,750
Regions Financial Corp., 4.450%	24,313	421,831
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	34,911	888,485
Truist Financial Corp., 4.750%	42,441	832,692
U.S. Bancorp, 5.500%	17,833	418,897
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%)	12,360	334,832
Wells Fargo & Company, 7.500%	309	381,294
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	24,604	629,862
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%)	12,792	339,883
Capital markets 3.1%
Affiliated Managers Group, Inc., 6.750%	49,615	1,205,645
Brookfield Finance, Inc., 4.625%	28,825	464,659
Carlyle Finance LLC, 4.625%	24,988	433,542
Morgan Stanley, 6.375%	17,889	452,055
Morgan Stanley, 6.500%	10,465	266,439
Morgan Stanley, 6.625%	5,299	138,940
Morgan Stanley, 6.875%	6,565	165,766
Morgan Stanley, 7.125%	11,170	285,282
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	9,777	251,856
TPG Operating Group II LP, 6.950%	37,704	951,272
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	63

	Shares	Value
Financials (continued)
Consumer finance 1.6%
Capital One Financial Corp., 4.800%	44,704	$824,342
Capital One Financial Corp., 5.000%	33,590	661,387
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	32,841	853,209
Financial services 2.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	18,228	480,490
Corebridge Financial, Inc., 6.375%	11,621	277,858
Equitable Holdings, Inc., 5.250%	36,000	753,840
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	30,931	807,608
KKR Group Finance Company IX LLC, 4.625%	49,445	865,782
National Rural Utilities Cooperative Finance Corp., 5.500%	9,801	240,223
Insurance 7.1%
AEGON Funding Company LLC, 5.100%	19,683	396,416
American Financial Group, Inc., 5.125%	21,143	406,580
American National Group, Inc., 7.375%	56,240	1,409,374
Aspen Insurance Holdings, Ltd., 7.000%	14,561	359,220
Assurant, Inc., 5.250%	35,070	722,442
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	46,869	1,161,414
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	20,826	538,560
Brighthouse Financial, Inc., 5.375%	55,740	764,753
F&G Annuities & Life, Inc., 7.300%	25,825	584,162
F&G Annuities & Life, Inc., 7.950%	16,996	435,947
Lincoln National Corp., 9.000%	12,919	346,358
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	20,396	519,078
RenaissanceRe Holdings, Ltd., 4.200%	66,329	1,071,877
The Allstate Corp., 7.375%	5,080	135,738
Unum Group, 6.250%	30,525	717,338
W.R. Berkley Corp., 5.100%	47,096	980,539
Information technology 0.8%		1,156,554
Software 0.8%
Strategy, Inc., 10.000%	15,878	1,156,554
Real estate 1.7%		2,496,884
Diversified REITs 0.3%
Global Net Lease, Inc., 7.500%	17,518	432,519
Hotel and resort REITs 0.3%
Pebblebrook Hotel Trust, 6.375%	21,972	439,440
Office REITs 0.5%
Vornado Realty Trust, 5.400%	41,039	750,603
Specialized REITs 0.6%
Public Storage, 4.625%	45,800	874,322
Utilities 11.4%		17,018,890
Electric utilities 7.6%
Duke Energy Corp., 5.750%	18,724	472,219
NextEra Energy Capital Holdings, Inc., 6.500%	47,894	1,226,086
NextEra Energy, Inc., 7.234%	34,302	1,752,146
PG&E Corp., 6.000%	32,287	1,290,189
SCE Trust VII, 7.500%	48,698	1,227,190
SCE Trust VIII, 6.950%	57,101	1,394,406
The Southern Company, 4.950%	31,198	641,119
The Southern Company, 6.500%	27,645	712,965
The Southern Company, 7.125%	28,727	1,472,259
Xcel Energy, Inc., 6.250%	46,324	1,153,468
Gas utilities 0.6%
Spire, Inc., 5.900%	33,299	832,475
64	JOHN HANCOCK ACTIVE FIXED INCOME ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.5%
Brookfield BRP Holdings Canada, Inc., 4.625%	48,326	$736,005
Multi-utilities 2.7%
Algonquin Power & Utilities Corp., 7.932% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (C)	17,968	464,652
CMS Energy Corp., 5.625%	8,409	193,071
CMS Energy Corp., 5.875%	15,512	368,565
CMS Energy Corp., 5.875%	23,452	564,021
DTE Energy Company, 5.250%	27,989	625,834
DTE Energy Company, 6.250%	56,873	1,410,450
Sempra, 5.750%	21,412	481,770

	Yield (%)	Shares	Value
Short-term investments 3.9%			$5,766,404
(Cost $5,766,197)
Short-term funds 3.9%			5,766,404
John Hancock Collateral Trust (D)	3.5792(E)	576,421	5,766,404
Total investments (Cost $144,882,297) 98.9%			$147,408,910
Other assets and liabilities, net 1.1%			1,623,071
Total net assets 100.0%			$149,031,981

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $19,309,838 or 13.0% of the fund’s net assets as of 1-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	82.6%
Canada	11.2%
France	2.1%
Switzerland	1.3%
Bermuda	1.0%
Other countries	1.8%
TOTAL	100.0%
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ACTIVE FIXED INCOME ETFS	65

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$10,188,806	—	$10,188,806	—
Corporate bonds	5,292,918	—	5,292,918	—
Collateralized mortgage obligations	1,101,097	—	1,101,097	—
Asset-backed securities	1,266,960	—	1,266,960	—
Short-term investments	313,969	$313,969	—	—
Total investments in securities	$18,163,750	$313,969	$17,849,781	—
Liabilities
Sale commitments outstanding	$(159,317)	—	$(159,317)	—
Derivatives:
Liabilities
Futures	(330)	$(330)	—	—

Core Plus Bond ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$35,533,423	—	$35,533,423	—
Corporate bonds	28,815,190	—	28,815,190	—
Collateralized mortgage obligations	3,845,380	—	3,845,380	—
Asset-backed securities	3,856,235	—	3,856,235	—
Short-term investments	932,319	$932,319	—	—
Total investments in securities	$72,982,547	$932,319	$72,050,228	—
Liabilities
Sale commitments outstanding	$(696,624)	—	$(696,624)	—
66	|

	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Plus Bond ETF (continued)
Derivatives:
Liabilities
Futures	$(1,649)	$(1,649)	—	—

Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$103,434,311	—	$103,434,311	—
Short-term investments	198,833	$198,833	—	—
Total investments in securities	$103,633,144	$198,833	$103,434,311	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$40,256,688	—	$40,256,688	—
Short-term investments	1,250,743	$1,250,743	—	—
Total investments in securities	$41,507,431	$1,250,743	$40,256,688	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$67,734,552	—	$67,734,552	—
Convertible bonds	353,700	—	353,700	—
Common stocks	52,833	—	52,833	—
Preferred securities	61,291	$61,291	—	—
Short-term investments	1,338,192	1,338,192	—	—
Total investments in securities	$69,540,568	$1,399,483	$68,141,085	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$126,488,988	—	$126,488,988	—
Corporate bonds	1,485,068	—	1,485,068	—
Collateralized mortgage obligations	45,082,930	—	45,082,930	—
Asset-backed securities	33,062,006	—	33,062,006	—
Short-term investments	9,170,860	$9,170,860	—	—
Total investments in securities	$215,289,852	$9,170,860	$206,118,992	—

Preferred Income ETF
Investments in securities:
Assets
Corporate bonds	$73,338,185	—	$73,338,185	—
U.S. Government and Agency obligations	876,927	—	876,927	—
Capital preferred securities	286,657	—	286,657	—
Preferred securities	67,140,737	$67,140,737	—	—
Short-term investments	5,766,404	5,766,404	—	—
Total investments in securities	$147,408,910	$72,907,141	$74,501,769	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
|	67

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Core Bond ETF
John Hancock Collateral Trust	31,385	$50,018	$4,137,351	$(3,873,494)	$86	$8	$6,374	—	$313,969
Core Plus Bond ETF
John Hancock Collateral Trust	93,197	$466,811	$23,083,216	$(22,617,743)	$7	$28	$20,653	—	$932,319
Corporate Bond ETF
John Hancock Collateral Trust	19,876	$16,974	$12,030,216	$(11,848,391)	$19	$15	$12,908	—	$198,833
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	125,027	$2,378,219	$20,309,644	$(21,437,251)	$248	$(117)	$53,488	—	$1,250,743
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	916,738	$4,377,989	$58,908,621	$(54,116,183)	$416	$17	$195,517	—	$9,170,860
Preferred Income ETF
John Hancock Collateral Trust	576,421	$1,859,543	$55,758,820	$(51,852,654)	$702	$(7)	$139,292	—	$5,766,404
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
68	|